Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS - 96.5%
Alabama - 3.1%
Alabama Special Care Facilities Financing Authority, Revenue Bonds,
5.00%, 11/15/2046	$ 3,875,000	$ 4,620,290
Bessemer Governmental Utility Services Corp., Revenue Bonds,
BAM,
5.00%, 06/01/2029	2,010,000	2,512,009
Bibb County Board of Education, Special Tax,
Series B, BAM,
4.00%, 04/01/2045 - 04/01/2050	1,090,000	1,284,591
Black Belt Energy Gas District, Revenue Bonds,
Fixed until 12/01/2031, 4.00% (A), 06/01/2051	2,495,000	3,141,958
County of Jefferson Sewer Revenue, Revenue Bonds,
Series A, AGM,
5.50%, 10/01/2053	1,015,000	1,142,217
Dekalb-Jackson Cooperative District, Revenue Bonds,
AGM,
4.05%, 01/01/2050	140,000	150,359
5.00%, 01/01/2056	750,000	841,618
Harvest-Monrovia Water Sewer & Fire Protection Authority, Inc., Revenue Bonds,
AGM,
4.00%, 04/01/2025	70,000	77,521
Health Care Authority of the City of Huntsville, Revenue Bonds,
Series B1,
5.00%, 06/01/2038	4,050,000	5,232,220
Marshall County Board of Education, Special Tax,
AGM,
4.00%, 03/01/2032	230,000	258,221
Muscle Shoals Sheffield & Tuscumbia Solid Waste Disposal Authority, Revenue Bonds,
Series A,
6.00%, 05/01/2040 (B)	2,850,000	3,226,247
Phenix City Board of Education, Special Tax,
BAM,
4.00%, 08/01/2044	2,730,000	3,233,982
Southeast Energy Authority Cooperative District, Revenue Bonds,
Series B,
Fixed until 12/01/2031, 4.00% (A), 12/01/2051	40,000,000	50,316,084
University of North Alabama, Revenue Bonds,
Series A, BAM,
4.00%, 11/01/2044 (C)	6,010,000	7,133,258

		83,170,575

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Alaska - 0.2%
Alaska Housing Finance Corp., Revenue Bonds,
Series B,
2.50%, 12/01/2034	$ 2,640,000	$ 2,785,174
Series D,
5.00%, 12/01/2025	985,000	1,142,804
State of Alaska International Airports System, Revenue Bonds,
Series A,
5.00%, 10/01/2031	65,000	76,980

		4,004,958

Arizona - 1.5%
Arizona Industrial Development Authority, Revenue Bonds,
4.00%, 02/01/2050	4,775,000	5,579,788
Series A,
4.00%, 10/01/2049	950,000	1,086,657
5.00%, 03/01/2037	830,000	988,428
Series A, BAM,
5.00%, 06/01/2049 - 06/01/2058	16,155,000	19,844,633
BluePath Trust, Revenue Bonds,
2.75%, 09/01/2026 (B) (D)	3,708,831	3,789,158
County of Pima, Certificate of Participation,
5.00%, 12/01/2026	35,000	38,867
County of Santa Cruz, Revenue Bonds,
AGM,
4.00%, 07/01/2026	140,000	158,617
Glendale Industrial Development Authority, Revenue Bonds,
5.00%, 07/01/2038	250,000	270,251
Goodyear McDowell Road Commercial Corridor Improvement District, Special Assessment,
BAM,
3.00%, 01/01/2025	1,005,000	1,095,583
Industrial Development Authority of the City of Phoenix, Revenue Bonds,
5.00%, 07/01/2036	1,440,000	1,625,758
La Paz County Industrial Development Authority, Revenue Bonds,
4.90%, 06/15/2028 (B)	460,000	494,385
Maricopa County Elementary School District No. 25, General Obligation Unlimited,
Series A, BAM,
4.00%, 07/01/2024	135,000	149,294
Maricopa County Industrial Development Authority, Revenue Bonds,
4.00%, 07/01/2049 - 07/01/2054	2,700,000	3,139,860
Series A,
5.00%, 01/01/2034	175,000	189,956
Maricopa County Unified School District No. 89, General Obligation Limited,
5.00%, 07/01/2023	40,000	43,563
Pinal County Industrial Development Authority, Revenue Bonds,
4.00%, 10/01/2021	500,000	502,368
Yuma County Elementary School District No. 1, General Obligation Unlimited,
Series B, AGM,
5.00%, 07/01/2027	525,000	655,247

		39,652,413

Transamerica Funds	Page 1

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Arkansas - 0.5%
Little Rock School District, General Obligation Limited,
3.00%, 02/01/2026 - 02/01/2030	$ 10,545,000	$ 10,799,061
University of Central Arkansas, Revenue Bonds,
Series D, AGM,
3.00%, 09/01/2027 - 09/01/2029	1,200,000	1,327,771

		12,126,832

California - 13.6%
Adelanto Elementary School District Community Facilities District No. 1, Special Tax,
BAM,
5.00%, 09/01/2036 - 09/01/2039	3,200,000	3,988,448
Adelanto School District, Special Tax,
BAM,
4.00%, 09/01/2035 - 09/01/2036	555,000	633,775
Alameda Corridor Transportation Authority, Revenue Bonds,
Series B, AGM,
4.00%, 10/01/2035 - 10/01/2037	2,440,000	2,785,117
Avalon Community Improvement Agency Successor Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2024 - 09/01/2026	1,310,000	1,529,556
Baldwin Park / Monrovia School Facilities Grant Financing Authority, Revenue Bonds,
AGM,
3.00%, 10/01/2033	60,000	64,600
4.00%, 10/01/2027	185,000	215,527
Beaumont Public Improvement Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/01/2037 - 09/01/2049	8,695,000	10,426,657
Calexico Financing Authority, Revenue Bonds,
AGM,
4.00%, 04/01/2024	205,000	224,384
California County Tobacco Securitization Agency, Revenue Bonds,
Series B-1,
1.75%, 06/01/2030	75,000	75,770
California Educational Facilities Authority, Revenue Bonds,
5.00%, 04/01/2051	3,000,000	4,935,000
California Health Facilities Financing Authority, Revenue Bonds,
Series B,
5.00%, 11/15/2031	75,000	92,449
California Housing Finance, Revenue Bonds,
Series E, FNMA,
2.50%, 02/01/2038	74,831	79,916
California Municipal Finance Authority, Revenue Bonds,
4.00%, 10/01/2050	4,450,000	5,249,874
4.38%, 07/01/2025 (B)	520,000	563,680
5.00%, 01/01/2035 - 01/01/2049	14,900,000	18,445,259
BAM,
4.00%, 05/15/2034 - 05/15/2046	7,580,000	9,240,884
BAM-TCRS,
5.00%, 05/15/2038 - 05/15/2052	9,035,000	11,373,307

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
California Municipal Finance Authority, Revenue Bonds, (continued)
Series A,
4.00%, 10/01/2034 - 10/01/2044	$ 5,345,000	$ 6,082,595
4.50%, 06/01/2028 (B)	200,000	224,858
5.00%, 10/01/2044 - 02/01/2047	11,220,000	13,460,548
California Public Finance Authority, Revenue Bonds,
4.25%, 06/15/2029 (B)	735,000	759,659
California School Finance Authority, Revenue Bonds,
Series A,
4.00%, 08/01/2025 (B)	350,000	388,935
California Statewide Communities Development Authority, Revenue Bonds,
5.00%, 08/01/2035 - 08/01/2038	2,170,000	2,635,252
5.75%, 01/15/2045 (B)	100,000	105,199
AGM,
5.00%, 10/01/2026	400,000	457,539
Series A,
3.00%, 11/01/2022 (B)	895,000	911,513
5.00%, 12/01/2025 - 12/01/2029 (B)	775,000	903,140
California Statewide Communities Development Authority, Special Assessment,
4.00%, 09/02/2028 - 09/02/2044	2,840,000	3,246,071
5.00%, 09/02/2034 - 09/02/2049	1,245,000	1,553,043
Carmichael Water District, Certificate of Participation,
Series A,
4.00%, 11/01/2037	2,280,000	2,733,608
Cascade Union Elementary School District, General Obligation Unlimited,
Series B, AGM,
4.00%, 08/01/2036	80,000	93,195
Series B, AGM,
4.00%, 08/01/2034 - 08/01/2039	365,000	424,269
Chaffey Joint Union High School District, General Obligation Unlimited,
Series B,
Zero Coupon, 08/01/2037	1,000,000	544,934
Chino Valley Unified School District, General Obligation Limited,
Series B,
5.00%, 08/01/2055	27,605,000	35,958,695
Chowchilla Elementary School District, General Obligation Unlimited,
5.00%, 08/01/2048	650,000	774,369
City of Azusa, Special Tax,
AGM,
5.00%, 09/01/2049	1,400,000	1,735,860
City of Beaumont, Special Tax,
5.00%, 09/01/2044	345,000	398,026
City of Fontana, Special Tax,
4.00%, 09/01/2045 - 09/01/2050	600,000	669,462
City of Lathrop, Special Assessment,
4.00%, 09/02/2021 - 09/02/2022	265,000	270,944
City of Lemoore Water Revenue, Revenue Bonds,
BAM,
5.00%, 06/01/2049	7,400,000	8,933,553
City of Los Angeles Department of Airports, Revenue Bonds,
Series C,
5.00%, 05/15/2038	4,700,000	5,468,951
City of Porterville Sewer Revenue, Certificate of Participation,
Series C, AGM,
4.00%, 09/15/2049	3,135,000	3,675,694

Transamerica Funds	Page 2

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
City of Riverside Electric Revenue, Revenue Bonds,
Series C,
0.01% (A), 10/01/2035	$ 500,000	$ 500,000
City of Sacramento, Special Tax,
Series 02,
5.00%, 09/01/2044 - 09/01/2049	2,585,000	3,031,780
City of San Francisco Public Utilities Commission Water Revenue, Revenue Bonds,
Series B,
5.00%, 11/01/2037	75,000	86,715
City of Susanville Natural Gas Revenue, Revenue Bonds,
AGM,
4.00%, 06/01/2045	3,320,000	3,851,018
City of Tulare Water Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2049	425,000	483,550
Coachella Redevelopment Agency Successor Agency, Tax Allocation,
AGM,
5.00%, 09/01/2026	70,000	79,595
Series A, AGM,
4.00%, 09/01/2032	110,000	127,034
5.00%, 09/01/2029 - 09/01/2030	610,000	739,531
Colton Joint Unified School District, General Obligation Unlimited,
BAM,
4.00%, 02/01/2033	55,000	62,328
5.00%, 02/01/2029	105,000	125,492
Compton Unified School District, General Obligation Unlimited,
Series B, BAM,
Zero Coupon, 06/01/2034	930,000	689,458
Series B, BAM,
4.00%, 06/01/2049	5,855,000	6,702,390
County of El Dorado, Special Tax,
BAM,
3.00%, 09/01/2025 - 09/01/2026	260,000	286,656
5.00%, 09/01/2021 - 09/01/2024	1,770,000	1,931,893
County of Los Angeles, Revenue Bonds,
4.00%, 06/30/2022	30,000,000	31,078,095
County of San Bernardino, Special Tax,
4.00%, 09/01/2047	100,000	105,013
Coyote Canyon Public Facilities Community Facilities District No. 2004-1, Special Tax,
Series A, AGM,
4.00%, 09/01/2029	60,000	66,164
Department of Veterans Affairs Veteran’s Farm & Home Purchase Program, Revenue Bonds,
Series B,
3.00%, 12/01/2031	5,400,000	5,730,506
3.25%, 12/01/2036	5,300,000	5,629,735
Dry Creek Joint Elementary School District, Special Tax,
AGM,
5.00%, 09/01/2024	140,000	160,673
Durham Unified School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2037 - 08/01/2039	710,000	803,504

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Elk Grove Unified School District, Certificate of Participation,
BAM,
5.00%, 02/01/2027 - 02/01/2028	$ 2,270,000	$ 2,711,555
Etiwanda School District, Special Tax,
Series 2,
3.00%, 09/01/2021 - 09/01/2022	185,000	187,473
3.50%, 09/01/2023	75,000	77,422
Eureka City Schools, General Obligation Unlimited,
BAM,
4.00%, 08/01/2038	85,000	100,778
Fairfield-Suisun Unified School District Public Financing Authority, Special Tax,
BAM,
2.25%, 08/15/2021 - 08/15/2023	6,195,000	6,243,154
Folsom Cordova Unified School District, General Obligation Unlimited,
Series D, AGM,
4.00%, 10/01/2044	40,000,000	45,767,072
Foothill-Eastern Transportation Corridor Agency, Revenue Bonds,
Series A, AGM,
5.00%, 01/15/2042	410,000	452,577
Golden State Tobacco Securitization Corp., Revenue Bonds,
Series A, AGM-CR,
5.00%, 06/01/2040	1,000,000	1,163,674
Series A-1,
5.00%, 06/01/2023 - 06/01/2047	16,195,000	16,972,309
5.25%, 06/01/2047	3,580,000	3,706,579
Series A-2,
5.00%, 06/01/2047	14,000,000	14,454,384
Hacienda La Puente Unified School District, Certificate of Participation,
AGM,
5.00%, 06/01/2024	190,000	215,731
Heber Elementary School District, General Obligation Unlimited,
Series A, AGM,
4.00%, 08/01/2035 - 08/01/2038	360,000	412,160
Jurupa Community Services District, Special Tax,
Series A,
4.00%, 09/01/2045 - 09/01/2050	665,000	753,044
Konocti Unified School District, General Obligation Unlimited,
AGM,
5.00%, 08/01/2042	740,000	878,021
Lynwood Unified School District, General Obligation Unlimited,
Series B, BAM,
4.00%, 08/01/2045 - 08/01/2049	5,125,000	5,913,662
McFarland Unified School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 11/01/2040 - 11/01/2045	675,000	790,991
Menifee Union School District Public Financing Authority, Special Tax,
Series A,
5.00%, 09/01/2023	425,000	460,153
Series A, BAM,
5.00%, 09/01/2029 - 09/01/2034	1,240,000	1,451,966
Monterey Peninsula Community College District, General Obligation Unlimited,
Zero Coupon, 08/01/2032	120,000	91,890

Transamerica Funds	Page 3

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Mountain House Public Financing Authority, Revenue Bonds,
Series A, BAM,
4.00%, 12/01/2036 - 12/01/2038	$ 610,000	$ 740,018
Mountain View School District, General Obligation Unlimited,
Series D, AGM,
4.00%, 08/01/2049	1,000,000	1,168,700
Newport Mesa Unified School District, General Obligation Unlimited,
Zero Coupon, 08/01/2046	1,000,000	166,145
Oakdale Public Financing Authority, Special Tax,
2.63%, 09/01/2022	110,000	112,307
Ontario International Airport Authority, Revenue Bonds,
Series A, AGM,
4.00%, 05/15/2051	2,100,000	2,509,271
5.00%, 05/15/2046	2,200,000	2,891,440
Parlier Unified School District, General Obligation Unlimited,
Series B, AGM,
4.00%, 08/01/2048 - 08/01/2051 (C)	2,040,000	2,378,763
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation,
Series A, AGM,
5.00%, 09/01/2022	425,000	446,579
Pollock Pines Elementary School District, General Obligation Unlimited,
AGM,
4.00%, 08/01/2049	1,565,000	1,778,440
Redondo Beach Unified School District, General Obligation Unlimited,
Series E,
5.50%, 08/01/2034	1,000,000	1,000,000
Rio Elementary School District Community Facilities District, Special Tax,
BAM,
5.00%, 09/01/2029 - 09/01/2032	1,535,000	1,851,416
River Island Public Financing Authority Revenue, Revenue Bonds,
AGM,
4.00%, 09/01/2045 - 09/01/2050	2,400,000	2,796,198
Robla School District, General Obligation Unlimited,
AGM,
4.00%, 08/01/2037 - 08/01/2038	1,075,000	1,242,674
5.00%, 08/01/2044	1,720,000	2,135,492
San Bernardino County Redevelopment Project, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2025 - 09/01/2026	330,000	388,260
San Diego Public Facilities Financing Authority, Revenue Bonds,
Series A,
5.00%, 10/15/2044	365,000	425,038
San Diego Unified School District, General Obligation Unlimited,
Series K-2,
Zero Coupon, 07/01/2030	1,350,000	1,153,175
San Leandro Unified School District, General Obligation Unlimited,
AGC,
Zero Coupon (E), 08/01/2039	305,000	304,233

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
Sanger Unified School District, Certificate of Participation,
AGM,
3.13%, 06/01/2033	$ 75,000	$ 82,047
Sanger Unified School District, General Obligation Unlimited,
Series A, BAM,
4.00%, 08/01/2055	1,500,000	1,808,772
Santa Clarita Redevelopment Successor Agency, Tax Allocation,
AGM,
5.00%, 10/01/2023	435,000	478,457
Saugus Union School District Financing Authority, Revenue Bonds,
Series A, BAM,
4.00%, 09/01/2049	875,000	1,006,434
Snowline Joint Unified School District, Special Tax,
Series A,
3.00%, 09/01/2022	280,000	287,304
South Tahoe Redevelopment Agency, Special Tax,
Series 1,
3.38%, 10/01/2021	110,000	110,445
Stockton Public Financing Authority, Special Tax,
Series A, BAM,
4.00%, 09/02/2030	1,310,000	1,519,967
Successor Agency to the Upland Community Redevelopment Agency, Tax Allocation,
AGM,
5.00%, 09/01/2022	60,000	63,026
Sutter Union High School District, General Obligation Unlimited,
BAM,
Zero Coupon, 08/01/2028	140,000	121,777
Tahoe-Truckee Unified School District, Certificate of Participation,
BAM,
4.00%, 06/01/2043	1,000,000	1,127,901
Tulare Local Health Care District, General Obligation Unlimited,
BAM,
4.00%, 08/01/2039	1,500,000	1,797,063
Upland Community Facilities District, Special Tax,
Series A,
4.00%, 09/01/2049	750,000	836,019
Vacaville Unified School District, Certificate of Participation,
AGM,
4.00%, 12/01/2024	105,000	117,403
Washington Township Health Care District, General Obligation Unlimited,
Series DT,
4.00%, 08/01/2034 - 08/01/2036	1,585,000	1,815,370
Weed Union Elementary School District, Certificate of Participation,
AGM,
2.38%, 03/01/2039	160,000	162,229
2.50%, 03/01/2041	170,000	172,679
2.63%, 03/01/2046	500,000	507,790

Transamerica Funds	Page 4

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
California (continued)
West Kern Community College District, Certificate of Participation,
AGM,
4.00%, 11/01/2040 - 11/01/2044	$ 1,390,000	$ 1,606,985

		364,519,657

Colorado - 1.8%
Baseline Metropolitan District No. 1, Revenue Bonds,
Series A-2,
5.50%, 12/01/2034	1,000,000	1,089,054
BNC Metropolitan District No. 1, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2032	360,000	442,713
Bradburn Metropolitan District No. 2, General Obligation Limited,
Series A,
4.00%, 12/01/2028 (D)	397,000	427,498
Brighton Crossing Metropolitan District No. 4, General Obligation Limited,
Series A,
5.00%, 12/01/2037	525,000	556,605
Brighton Crossing Metropolitan District No. 6, General Obligation Limited,
Series A,
5.00%, 12/01/2050	1,005,000	1,113,780
Bromley Park Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2031 - 12/01/2032	460,000	575,286
Castle Oaks Metropolitan District No. 3, General Obligation Limited,
AGM,
4.00%, 12/01/2040 - 12/01/2050	2,470,000	2,958,458
City of Arvada, Certificate of Participation,
4.00%, 12/01/2032 - 12/01/2033	1,080,000	1,251,737
City of Colorado Springs Utilities System Revenue, Revenue Bonds,
Series A,
0.02% (A), 11/01/2035	1,280,000	1,280,000
Colorado Educational & Cultural Facilities Authority, Revenue Bonds,
4.00%, 08/01/2024 - 08/01/2026	365,000	416,114
5.00%, 06/15/2029 - 08/01/2031	1,590,000	1,888,425
Series A,
5.00%, 06/01/2036	540,000	630,022
Colorado Health Facilities Authority, Revenue Bonds,
4.00%, 09/01/2050	2,800,000	3,196,062
Series A,
4.00%, 08/01/2049	2,000,000	2,320,674
5.00%, 12/01/2033	100,000	109,452
Series B,
5.00%, 05/15/2022 - 05/15/2026	2,420,000	2,605,489
Colorado Housing & Finance Authority, Revenue Bonds,
0.03% (A), 11/01/2021	500,000	500,000
Crystal Valley Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2035	1,000,000	1,209,948

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Colorado (continued)
Denver Health & Hospital Authority, Revenue Bonds,
Series A,
4.00%, 12/01/2040	$ 750,000	$ 877,717
Erie Commons Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2039	1,300,000	1,531,850
Flying Horse Metropolitan District No. 2, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2050	875,000	1,041,501
Heather Gardens Metropolitan District, General Obligation Unlimited,
AGM,
4.00%, 12/01/2024 - 12/01/2030	1,365,000	1,598,362
Northglenn Urban Renewal Authority, Tax Allocation,
4.00%, 12/01/2024 - 12/01/2038	2,480,000	2,855,509
Park Creek Metropolitan District, Revenue Bonds,
Series A,
5.00%, 12/01/2032 - 12/01/2037	1,205,000	1,400,242
Series A, AGM,
4.00%, 12/01/2046	6,530,000	7,787,227
Series A, NATL-IBC,
5.00%, 12/01/2045	1,220,000	1,402,948
Sand Creek Metropolitan District, General Obligation Limited,
AGM,
4.00%, 12/01/2032 - 12/01/2034	1,475,000	1,728,089
Silver Peaks Metropolitan District No. 2, General Obligation Limited,
BAM,
5.00%, 12/01/2037 - 12/01/2042	1,520,000	1,819,690
South Sloan’s Lake Metropolitan District No. 2, General Obligation Limited,
AGM,
4.00%, 12/01/2044	435,000	503,697
Transport Metropolitan District No. 3, General Obligation Limited,
Series A2,
Zero Coupon (E), 12/01/2051	1,000,000	897,980
Vauxmont Metropolitan District, General Obligation Limited,
AGM,
3.25%, 12/15/2050	1,880,000	2,016,302
Wyndham Hill Metropolitan District No. 2, General Obligation Limited,
Series A, BAM,
4.00%, 12/01/2034	540,000	633,545

		48,665,976

Connecticut - 1.3%
City of Bridgeport, General Obligation Unlimited,
Series C, AGM,
5.00%, 08/15/2024	1,275,000	1,455,734
City of Hartford, General Obligation Unlimited,
Series A,
5.00%, 04/01/2030	20,000	20,591
Series A, AGM,
5.00%, 07/01/2025 - 07/01/2032	460,000	541,148
Series A, BAM,
4.00%, 12/01/2027	515,000	604,453

Transamerica Funds	Page 5

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Connecticut (continued)
City of Hartford, General Obligation Unlimited, (continued)
5.00%, 12/01/2022 - 12/01/2026	$ 11,430,000	$ 13,423,428
Series A, BAM-TCRS,
5.00%, 04/01/2025	765,000	788,140
Series B, AGM,
5.00%, 10/01/2032	100,000	114,065
Series C, AGM,
5.00%, 07/15/2023	900,000	985,667
Series C, BAM,
5.00%, 08/15/2021	320,000	320,523
City of New Haven, General Obligation Unlimited,
Series A,
5.50%, 08/01/2035 - 08/01/2037	555,000	697,708
Series A, BAM-TCRS,
5.00%, 08/01/2037	435,000	528,012
Series B, BAM,
5.00%, 08/15/2025	40,000	47,242
Connecticut Housing Finance Authority, Revenue Bonds,
Series 24,
3.80%, 06/15/2031	120,000	139,185
Series A-1,
3.10%, 05/15/2028	1,870,000	1,872,368
Series B-1,
2.40%, 11/15/2026	90,000	95,899
Series B-3,
2.40%, 05/15/2026	55,000	58,736
Connecticut State Health & Educational Facilities Authority, Revenue Bonds,
Series A, AGM-CR,
2.13%, 07/01/2031	7,915,000	8,165,176
Series B-2,
2.75%, 01/01/2026 (B)	650,000	658,505
Series J,
5.00%, 07/01/2034 - 07/01/2042	1,345,000	1,395,644
State of Connecticut, General Obligation Unlimited,
Series B,
4.00%, 03/01/2029	25,000	26,394
State of Connecticut, Special Tax, Revenue Bonds,
Series A,
5.00%, 08/01/2022	15,000	15,739
Town of Hamden, General Obligation Unlimited,
BAM,
6.00%, 08/15/2033	1,190,000	1,541,827
Series A, BAM,
5.00%, 08/01/2027	490,000	604,203
Town of Sprague, General Obligation Unlimited,
BAM,
4.00%, 09/01/2040	165,000	192,274

		34,292,661

Delaware - 0.1%
Delaware Municipal Electric Corp., Revenue Bonds,
Series A, BAM,
5.00%, 10/01/2035 - 10/01/2044	1,750,000	2,265,546
Delaware State Economic Development Authority, Revenue Bonds,
5.00%, 08/01/2049	900,000	1,035,759

		3,301,305

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
District of Columbia - 0.4%
District of Columbia, Revenue Bonds,
4.00%, 07/01/2049	$ 1,000,000	$ 1,139,151
Series A,
4.13%, 07/01/2027	1,010,000	1,083,876
5.00%, 07/01/2032	1,500,000	1,639,778
Series C,
4.00%, 12/01/2021	25,000	25,324
District of Columbia Housing Finance Agency, Revenue Bonds,
Series A,
3.70%, 09/01/2033	1,510,000	1,721,911
District of Columbia Water & Sewer Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2023	25,000	26,418
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Revenue Bonds,
Series A,
5.00%, 10/01/2053	550,000	565,655
Series B, AGM,
4.00%, 10/01/2053	1,375,000	1,596,095
Series B, AGM-CR,
6.50% (E), 10/01/2044	1,065,000	1,439,270
Series C, AGC,
6.50% (E), 10/01/2041	285,000	366,552

		9,604,030

Florida - 3.1%
Board of Governors International University Dormitory Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2032	2,195,000	2,707,034
Bridgewater Community Development District, Special Assessment,
4.50%, 05/01/2031	25,000	27,763
Capital Trust Agency, Inc., Revenue Bonds,
3.50%, 07/01/2022 (B)	570,000	576,485
City of Cape Coral Water & Sewer Revenue, Special Assessment,
AGM,
2.13%, 09/01/2022	85,000	86,493
2.75%, 09/01/2025 - 09/01/2026	540,000	594,976
City of Fort Myers, Revenue Bonds,
4.00%, 12/01/2032 - 12/01/2033	310,000	352,855
City of Jacksonville, Revenue Bonds,
Series A,
5.00%, 10/01/2030	1,000,000	1,225,263
Series C,
5.00%, 10/01/2031	100,000	105,552
City of Miami Parking System Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2027 - 10/01/2029	1,215,000	1,541,933
City of Orlando Tourist Development Tax Revenue, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2027 - 11/01/2032	11,230,000	14,113,284
Series B, AGM,
5.00%, 11/01/2025 - 11/01/2038	7,870,000	9,732,560
City of Tallahassee, Revenue Bonds,
5.00%, 10/01/2023	55,000	58,153
City of Tampa, Revenue Bonds,
4.00%, 07/01/2045	2,000,000	2,345,089

Transamerica Funds	Page 6

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
City of Tampa, Revenue Bonds, (continued)
5.00%, 07/01/2050	$ 2,500,000	$ 3,154,253
Series A,
5.00%, 11/15/2025	90,000	93,355
County of Lake, Revenue Bonds,
5.00%, 01/15/2029 - 01/15/2049 (B)	1,750,000	1,952,807
County of Miami-Dade, Revenue Bonds,
Series A, AGC,
6.88% (E), 10/01/2034	345,000	503,746
County of Miami-Dade Water & Sewer System Revenue, Revenue Bonds,
Series B,
5.00%, 10/01/2044	1,000,000	1,275,188
County of Polk Utility System Revenue, Revenue Bonds,
BAM,
5.00%, 10/01/2043	10,000,000	11,034,551
Florida Department of Environmental Protection, Revenue Bonds,
Series A,
5.00%, 07/01/2022	55,000	57,483
Florida Development Finance Corp., Revenue Bonds,
Series A,
5.00%, 06/15/2035 - 06/15/2040 (B)	2,000,000	2,364,480
Florida Higher Educational Facilities Financial Authority, Revenue Bonds,
5.00%, 04/01/2035	1,050,000	1,237,531
Florida Housing Finance Corp., Revenue Bonds,
Series 1, GNMA, FNMA, FHLMC,
2.20%, 01/01/2023	60,000	61,335
2.25%, 07/01/2023	55,000	56,699
2.30%, 01/01/2024	130,000	134,793
2.35%, 07/01/2024	215,000	224,624
Florida Keys Aqueduct Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2049	1,250,000	1,442,884
Florida State Board of Governors, Revenue Bonds,
Series A, AGM,
5.00%, 11/01/2028	620,000	791,331
Herons Glen Recreation District, Special Assessment,
BAM,
3.00%, 05/01/2034 - 05/01/2035	495,000	545,349
4.00%, 05/01/2050	350,000	403,557
Lee County Industrial Development Authority, Revenue Bonds,
5.00%, 11/15/2039 - 11/15/2044	3,500,000	4,140,415
Manatee County School District, Revenue Bonds,
AGM,
5.00%, 10/01/2021	50,000	50,399
Martin County Health Facilities Authority, Revenue Bonds,
AGM-CR,
5.50%, 11/15/2042	15,000	15,230
Miami-Dade County Industrial Development Authority, Revenue Bonds,
Series A,
5.00%, 06/01/2047 (B)	1,875,000	2,000,499
North Sumter County Utility Dependent District, Revenue Bonds,
5.00%, 10/01/2042	100,000	105,267
BAM,
5.00%, 10/01/2036 - 10/01/2037	500,000	639,940

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Florida (continued)
Northern Palm Beach County Improvement District, Special Assessment,
AGM,
5.00%, 08/01/2024	$ 105,000	$ 118,933
Orange County Health Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2033 - 10/01/2034	8,200,000	9,949,226
Series B,
5.00%, 10/01/2044	300,000	360,461
Palm Beach County Health Facilities Authority, Revenue Bonds,
5.00%, 05/15/2032	900,000	1,074,954
St. Johns County Industrial Development Authority, Revenue Bonds,
4.00%, 12/15/2022 - 12/15/2024	370,000	395,923
Series A,
Fixed until 08/01/2024, 4.13% (A), 08/01/2047	1,000,000	1,048,747
Tradition Community Development District No. 1, Special Assessment,
AGM,
4.00%, 05/01/2023	275,000	292,049
Village Community Development District No. 12, Special Assessment,
3.25%, 05/01/2023 (B)	190,000	195,367
3.25%, 05/01/2026	2,405,000	2,537,769
Volusia County School Board, Certificate of Participation,
Series A, BAM,
5.00%, 08/01/2027 - 08/01/2028	625,000	747,351
Walton County District School Board, Certificate of Participation,
AGM,
5.00%, 07/01/2026	220,000	254,251

		82,728,187

Georgia - 1.8%
Bibb County Development Authority, Revenue Bonds,
5.25%, 06/01/2050	5,720,000	7,246,842
City of East Point, Tax Allocation,
3.00%, 08/01/2022	1,000,000	1,015,176
Cobb County Kennestone Hospital Authority Revenue, Revenue Bonds,
5.00%, 04/01/2050	7,075,000	8,962,771
Cornelia Urban Redevelopment Agency, Revenue Bonds,
AGM,
5.00%, 10/01/2054	1,415,000	1,767,386
Fulton County Development Authority Revenue, Revenue Bonds,
4.00%, 07/01/2039 - 04/01/2050	11,540,000	13,556,490
George L Smith II Congress Center Authority, Revenue Bonds,
4.00%, 01/01/2036	1,250,000	1,491,252
Georgia Housing & Finance Authority, Revenue Bonds,
Series A-1,
3.20%, 12/01/2036	690,000	729,887
3.25%, 12/01/2037	1,320,000	1,396,911
Series C,
2.85%, 12/01/2028	140,000	152,336

Transamerica Funds	Page 7

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Georgia (continued)
Main Street Natural Gas, Inc., Revenue Bonds,
Series A,
5.00%, 05/15/2049	$ 5,000,000	$ 7,878,691
Municipal Electric Authority of Georgia, Revenue Bonds,
AGM,
5.00%, 01/01/2062	3,400,000	4,243,713

		48,441,455

Guam - 0.0% (F)
Guam Government Waterworks Authority, Revenue Bonds,
5.00%, 07/01/2023 - 07/01/2031	335,000	385,674
Guam Power Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2034	120,000	125,567
Series A, AGM,
5.00%, 10/01/2026	215,000	226,405

		737,646

Idaho - 0.2%
County of Nez Perce, Revenue Bonds,
2.75%, 10/01/2024	4,500,000	4,806,876
Idaho Health Facilities Authority, Revenue Bonds,
Series D,
5.00%, 12/01/2032	50,000	52,022
Idaho Housing & Finance Association, Revenue Bonds,
Series A,
4.00%, 07/01/2026	160,000	173,321
4.63%, 07/01/2029 (B)	185,000	211,359

		5,243,578

Illinois - 14.4%
Adams County School District No. 172, General Obligation Unlimited,
AGM,
3.00%, 02/01/2033	335,000	356,107
4.00%, 02/01/2032 - 02/01/2035	3,250,000	3,657,022
5.00%, 02/01/2029	1,345,000	1,597,623
Berwyn Municipal Securitization Corp., Revenue Bonds,
AGM-CR,
5.00%, 01/01/2035	8,230,000	10,370,202
Boone & Winnebago Counties Community Unit School District No. 200, General Obligation Unlimited,
AGM,
Zero Coupon, 01/01/2023	1,490,000	1,479,670
Carol Stream Park District, General Obligation Unlimited,
BAM,
5.00%, 01/01/2037	1,375,000	1,632,199
Champaign & Piatt Counties Community Unit School District No. 3, General Obligation Unlimited,
Series A, AGM,
5.00%, 10/01/2022 - 10/01/2024	4,910,000	5,347,669
Channahon Park District, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/15/2038	50,000	59,006

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Chicago Board of Education, General Obligation Unlimited,
Series A, AGM-CR, AMBAC,
5.50%, 12/01/2021	$ 410,000	$ 416,904
Series A, AGM-CR, NATL,
5.25%, 12/01/2021	150,000	152,403
Series A, NATL,
Zero Coupon, 12/01/2022	25,000	24,821
Chicago O’Hare International Airport, Revenue Bonds,
Series D, BAM-TCRS,
5.00%, 01/01/2039	25,000	26,612
Chicago Park District, General Obligation Limited,
BAM-TCRS,
5.75%, 01/01/2038	325,000	360,505
Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bonds,
AGM-CR,
5.00%, 12/01/2051	35,000	40,872
City of Calumet City, General Obligation Unlimited,
BAM,
4.00%, 03/01/2023 - 03/01/2024	2,135,000	2,286,946
Series A, BAM,
4.00%, 03/01/2022	955,000	973,624
City of Chicago, General Obligation Unlimited,
Series C,
5.00%, 01/01/2026 - 01/01/2027	2,950,000	3,483,416
City of Chicago Wastewater Transmission Revenue, Revenue Bonds,
AGM-CR,
5.00%, 01/01/2022 - 01/01/2024	700,000	713,912
Series A, AGM,
5.25%, 01/01/2042	675,000	827,477
City of Chicago Waterworks Revenue, Revenue Bonds,
4.00%, 11/01/2023	500,000	524,300
5.00%, 11/01/2021 - 11/01/2028	3,500,000	3,604,613
AGM-CR,
5.00%, 11/01/2027	165,000	174,805
City of Country Club Hills, General Obligation Unlimited,
BAM,
4.00%, 12/01/2028 - 12/01/2031	1,340,000	1,557,195
4.50%, 12/01/2030 - 12/01/2031	1,295,000	1,417,337
City of East Moline, General Obligation Unlimited,
Series A, AGM,
4.00%, 01/15/2035 - 01/15/2037	1,435,000	1,739,988
City of Flora, General Obligation Unlimited,
BAM,
3.50%, 11/01/2022 - 11/01/2024	600,000	632,373
City of Monmouth, General Obligation Unlimited,
Series A, AGM,
Zero Coupon, 12/01/2044	100,000	35,830
Series B, BAM,
3.00%, 12/01/2023	130,000	137,768
City of North Chicago, General Obligation Unlimited,
Series B, AGM,
4.00%, 11/01/2023	40,000	43,138
City of Peoria, General Obligation Unlimited,
Series B, BAM-TCRS,
5.00%, 01/01/2026 - 01/01/2027	2,370,000	2,810,877

Transamerica Funds	Page 8

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
City of Sterling, General Obligation Unlimited,
AGM,
3.00%, 12/01/2024	$ 140,000	$ 151,046
City of Waukegan, General Obligation Unlimited,
Series A, AGM,
5.00%, 12/30/2035 - 12/30/2036	2,220,000	2,711,498
Series B, AGM,
5.00%, 12/30/2030 - 12/30/2032	1,620,000	1,992,051
Clinton Bond Fayette Etc. Counties Community College District No. 501, General Obligation Unlimited,
BAM-TCRS,
4.00%, 12/01/2026 - 12/01/2027	3,955,000	4,002,850
Cook & Will Counties Community College District No. 515, General Obligation Limited,
5.00%, 12/01/2024	70,000	79,613
Cook & Will Counties School District No. 194, General Obligation Limited,
Series B, BAM,
5.00%, 12/01/2033	775,000	892,127
Cook & Will Counties School District No. 194, General Obligation Unlimited,
BAM,
4.13%, 12/01/2035	680,000	753,119
Cook County Community College District No. 508, General Obligation Unlimited,
5.00%, 12/01/2022 - 12/01/2024	1,375,000	1,495,196
BAM-TCRS,
5.25%, 12/01/2027 - 12/01/2043	3,050,000	3,363,834
Cook County Community High School District No. 229, General Obligation Limited,
4.00%, 12/01/2023	1,505,000	1,630,852
Cook County School District No. 100, General Obligation Unlimited,
BAM,
4.00%, 12/01/2021	430,000	435,216
Cook County School District No. 111, General Obligation Limited,
Series A, BAM,
5.00%, 12/01/2037	2,350,000	2,934,327
Cook County School District No. 111, General Obligation Unlimited,
AGM,
4.00%, 12/01/2033 - 12/01/2034	1,195,000	1,384,282
Cook County School District No. 149, General Obligation Limited,
Series A-1, AGM,
4.00%, 12/01/2028	980,000	1,065,536
Cook County School District No. 157, General Obligation Unlimited,
Series A, AGM,
Zero Coupon, 11/01/2022 - 11/01/2025	920,000	888,126
Cook County School District No. 158, General Obligation Limited,
AGM,
3.00%, 12/01/2021	325,000	327,987
Cook County School District No. 160, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2026 - 12/01/2027	285,000	333,449

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Cook County School District No. 163, General Obligation Limited,
Series A, AGM,
5.00%, 12/15/2028	$ 70,000	$ 71,260
Cook County School District No. 31, General Obligation Limited,
Series A,
3.00%, 12/01/2021	100,000	100,916
Cook County School District No. 94, General Obligation Unlimited,
BAM,
4.00%, 12/01/2037 - 12/01/2040	1,230,000	1,410,117
Cook County Township High School District No. 201, General Obligation Limited,
Series C, AGM,
Zero Coupon, 12/01/2024	315,000	304,498
Cook County Township High School District No. 220, General Obligation Limited,
AGM-CR,
5.00%, 12/01/2025	700,000	778,685
BAM-TCRS,
5.00%, 12/01/2026	1,545,000	1,718,670
Cook County Township High School District No. 220, General Obligation Unlimited,
BAM,
5.00%, 12/01/2028 - 12/01/2034	1,265,000	1,610,556
County of Cook, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 11/15/2024	1,500,000	1,592,886
County of Logan, General Obligation Unlimited,
Series B, BAM,
3.25%, 11/01/2037	50,000	53,515
County of Union, General Obligation Unlimited,
AGM,
4.25%, 09/01/2042	665,000	783,887
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Limited,
Series B, BAM,
4.00%, 02/01/2039 - 02/01/2041	1,310,000	1,524,759
DeKalb & Kane Counties Community Unit School District No. 427, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 02/01/2030	2,060,000	2,096,870
Douglas & Champaign Counties Community Unit School District No. 302, General Obligation Unlimited,
Series B, AGM,
4.00%, 12/01/2034	785,000	888,770
Grundy County School District No. 54, General Obligation Unlimited,
AGM-CR,
6.00%, 12/01/2024	2,050,000	2,089,556
Henry & Whiteside Counties Community Unit School District No. 228, General Obligation Unlimited,
Series A, AGM,
5.00%, 08/15/2028	150,000	177,357
Illinois Finance Authority, Revenue Bonds,
4.00%, 08/01/2032 - 08/15/2038	13,115,000	15,894,141
5.00%, 08/01/2025 - 08/01/2031	3,685,000	4,437,310
AGM,
4.00%, 12/01/2023	140,000	151,844

Transamerica Funds	Page 9

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Illinois Finance Authority, Revenue Bonds, (continued)
5.00%, 12/01/2036	$ 1,900,000	$ 2,242,751
Series A,
5.00%, 11/01/2029	3,105,000	3,727,086
Series A,
4.00%, 11/01/2023	405,000	429,568
4.13%, 05/15/2047	5,335,000	6,190,123
5.00%, 07/01/2022 - 11/01/2025	1,165,000	1,230,879
Series C,
5.00%, 08/15/2021	30,000	30,049
Illinois Housing Development Authority, Revenue Bonds,
FNMA,
2.63%, 09/01/2032	1,447,665	1,537,761
Series A-1,
3.00%, 02/01/2022	340,000	344,186
Illinois Sports Facilities Authority, Revenue Bonds,
BAM-TCRS,
5.00%, 06/15/2029	1,980,000	2,527,553
Illinois State Toll Highway Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2037	140,000	165,540
Series D,
5.00%, 01/01/2024	45,000	50,107
Iroquois & Kankakee Counties Community Unit School District No. 4, General Obligation Unlimited,
Series A, AMBAC, BAM-TCRS,
Zero Coupon, 11/01/2022	1,300,000	1,292,571
Jersey & Greene County Community Unit School District No. 100, General Obligation Unlimited,
Series A, BAM,
5.00%, 12/01/2026 - 12/01/2027	3,975,000	4,754,002
Joliet Regional Port District, General Obligation Unlimited,
Series A, AGM,
4.00%, 12/30/2024	250,000	275,233
Kane Cook & DuPage Counties School District No. U-46, General Obligation Limited,
Series A,
5.00%, 01/01/2033	260,000	288,709
Kane Cook & DuPage Counties School District No. U-46, General Obligation Unlimited,
Series D,
5.00%, 01/01/2025 - 01/01/2026	130,000	145,132
Kane County School District No. 129, General Obligation Unlimited,
Series C, BAM-TCRS,
5.00%, 02/01/2024 - 02/01/2025	5,000,000	5,643,147
Kane Kendall Etc. Counties Community College District No. 516, General Obligation Unlimited,
Series A,
5.00%, 12/15/2022	100,000	101,818
Knox & Warren Counties Community Unit School District No. 205, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2039	1,300,000	1,473,255
Series B,
3.50%, 01/01/2027	160,000	169,495
Series B, BAM,
4.00%, 01/01/2034 - 01/01/2036	1,785,000	2,042,038

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Lake & McHenry Counties Community Unit School District No. 118, General Obligation Unlimited,
5.00%, 01/01/2022	$ 50,000	$ 50,989
Lake County Community Unit School District No. 116, General Obligation Limited,
Series B,
3.00%, 01/15/2023	105,000	109,076
Lake County School District No. 38, General Obligation Unlimited,
BAM-TCRS,
3.00%, 02/01/2022	2,500,000	2,534,158
Lee & Ogle Counties Community Unit School District No. 275, General Obligation Unlimited,
Series B, AGM,
4.50%, 12/01/2025 - 12/01/2027	1,085,000	1,147,281
Macon & De Witt Counties Community Unit School District No. 2, General Obligation Unlimited,
Series C, BAM,
3.25%, 12/01/2023	1,195,000	1,273,605
4.00%, 12/01/2025	1,360,000	1,556,293
Macon County School District No. 61, General Obligation Unlimited,
AGM,
5.00%, 12/01/2040	550,000	685,276
Series C, AGM,
4.00%, 01/01/2040 - 01/01/2045	4,530,000	5,034,821
Macoupin Sangamon & Montgomery Counties Community Unit School District, General Obligation Unlimited,
BAM,
4.50%, 12/01/2036 - 12/01/2041	1,625,000	1,765,284
Madison & Jersey Counties Unit School District No. 11, General Obligation Unlimited,
BAM,
5.00%, 12/01/2030	3,270,000	4,099,427
Series B, BAM,
3.50%, 03/01/2029	1,700,000	1,859,127
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation Unlimited,
5.00%, 11/01/2021	105,000	106,172
Series A, AGM,
5.00%, 11/01/2031 - 11/01/2033	3,580,000	4,352,165
Series A, BAM-TCRS,
5.00%, 11/01/2022 - 11/01/2026	4,990,000	5,566,461
McHenry & Kane Counties Community Consolidated School District No. 158, General Obligation Unlimited,
AGM-CR, FGIC,
Zero Coupon, 01/01/2024	540,000	528,511
McHenry County Community Unit School District No. 12, General Obligation Unlimited,
BAM,
5.00%, 01/01/2035	2,625,000	3,005,751
Series A, AGM,
5.00%, 01/01/2023	70,000	74,144
McHenry County Conservation District, General Obligation Unlimited,
5.00%, 02/01/2026	110,000	128,300

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Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
McLean County Public Building Commission, Revenue Bonds,
4.00%, 12/01/2034	$ 1,245,000	$ 1,389,278
Metropolitan Pier & Exposition Authority, Revenue Bonds,
NATL,
5.70% (E), 06/15/2023	165,000	181,440
Series A, NATL,
Zero Coupon, 06/15/2026	100,000	94,237
Series B,
5.00%, 12/15/2028	145,000	150,946
Series B, BAM-TCRS,
5.00%, 06/15/2052	315,000	359,327
Northeastern Illinois University, Certificate of Participation,
AGM,
3.00%, 07/01/2023	550,000	562,624
4.00%, 07/01/2025	565,000	611,141
Northeastern Illinois University, Revenue Bonds,
Series 1, BAM,
4.00%, 07/01/2022	670,000	692,886
Northern Illinois University, Certificate of Participation,
AGM,
5.00%, 09/01/2024	105,000	119,391
Northern Illinois University, Revenue Bonds,
BAM,
4.00%, 10/01/2043	650,000	769,276
Series B, BAM,
4.00%, 04/01/2036 - 04/01/2041	4,900,000	5,767,114
5.00%, 04/01/2027	355,000	434,060
Northlake Public Library District, General Obligation Unlimited,
AGM,
3.00%, 12/01/2021	610,000	615,606
Peoria Public Building Commission, Revenue Bonds,
BAM,
5.00%, 12/01/2022	1,075,000	1,139,933
Pulaski Massac Alexander & Johnson Counties Community Unit School District No. 10, General Obligation Unlimited,
Series C, AGM,
4.00%, 12/01/2026 - 12/01/2029	625,000	678,277
Regional Transportation Authority, Revenue Bonds,
Series A, NATL,
5.50%, 07/01/2025	65,000	77,208
Rock Island County Public Building Commission, Revenue Bonds,
AGM,
3.00%, 12/01/2021	175,000	176,573
4.00%, 12/01/2023	285,000	307,380
5.00%, 12/01/2024 - 12/01/2041	1,745,000	2,101,745
Sales Tax Securitization Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 01/01/2038	6,525,000	8,013,077
Sangamon County Community Unit School District No. 5, General Obligation Unlimited,
Series B,
5.00%, 01/01/2023	150,000	159,493

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Sangamon County Water Reclamation District, General Obligation Unlimited,
Series A, BAM-TCRS,
4.00%, 01/01/2044	$ 14,135,000	$ 16,170,297
Sangamon Logan & Menard Counties Community Unit School District No. 15, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2038 - 12/01/2040	1,270,000	1,491,039
5.00%, 12/01/2036	345,000	437,801
Southern Illinois University, Certificate of Participation,
Series A-1, BAM,
4.00%, 02/15/2026	455,000	493,434
Southern Illinois University, Revenue Bonds,
BAM,
4.00%, 04/01/2028 - 04/01/2040	1,300,000	1,553,538
Series A, AGM,
5.50%, 04/01/2023	370,000	401,677
Southwestern Illinois Development Authority, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 10/15/2026	1,000,000	1,190,400
St. Clair County Community Consolidated School District No. 90, General Obligation Unlimited,
Series C, AMBAC, BAM-TCRS,
Zero Coupon, 12/01/2023	450,000	446,663
St. Clair County High School District No. 201, General Obligation Unlimited,
Series B, BAM,
5.00%, 02/01/2025	4,040,000	4,670,747
St. Clair County School District No. 119, General Obligation Unlimited,
Series A, AGM,
4.00%, 04/01/2038	500,000	585,571
State of Illinois, General Obligation Unlimited,
5.00%, 02/01/2022 - 11/01/2035	8,180,000	9,703,767
5.25%, 07/01/2030	1,020,000	1,106,518
5.50%, 07/01/2025 - 05/01/2039	6,160,000	7,984,818
5.75%, 05/01/2045	1,570,000	2,065,268
BAM-TCRS,
4.00%, 06/01/2041	17,625,000	20,021,591
Series A,
4.00%, 01/01/2030	225,000	228,267
5.00%, 04/01/2024	3,350,000	3,613,017
Taylorville Community Unit School District No. 3, General Obligation Limited,
Series A, AGM,
4.00%, 12/01/2040	585,000	715,291
Tazewell County School District No. 51, General Obligation Unlimited,
NATL,
9.00%, 12/01/2021 - 12/01/2022	1,355,000	1,456,149
University of Illinois, Revenue Bonds,
Series A, AGM,
4.00%, 04/01/2043	5,795,000	6,685,934
Series A, AMBAC,
5.50%, 04/01/2022	75,000	77,674
Series A, BAM-TCRS,
4.00%, 04/01/2031	1,445,000	1,609,210
Village of Bedford Park Water System Revenue, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2026	95,000	106,216

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Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Bellwood, General Obligation Unlimited,
AGM,
5.00%, 12/01/2027	$ 235,000	$ 270,685
Series B, AGM,
3.00%, 12/01/2029	1,000,000	1,084,495
Village of Broadview, General Obligation Unlimited,
Series A, BAM,
3.00%, 12/01/2021 - 12/01/2022	305,000	311,610
Village of Calumet Park, General Obligation Unlimited,
BAM,
4.00%, 12/01/2021 - 12/01/2032	2,540,000	2,812,107
Village of Crestwood, General Obligation Unlimited,
BAM,
4.50%, 12/15/2027 - 12/15/2029	2,395,000	2,515,789
Series B, BAM,
5.00%, 12/15/2028 - 12/15/2035	7,305,000	7,994,971
Village of Dolton, General Obligation Unlimited,
Series A, AGC,
4.50%, 12/01/2024	300,000	300,798
Village of Franklin Park, Revenue Bonds,
BAM,
5.00%, 04/01/2026	230,000	268,822
Village of Hazel Crest, General Obligation Unlimited,
BAM,
4.00%, 12/01/2024 - 12/01/2025	640,000	720,888
Village of Lombard, General Obligation Unlimited,
5.00%, 01/01/2022 - 01/01/2024	1,740,000	1,832,417
Village of Lyons, General Obligation Unlimited,
Series B, BAM,
4.00%, 12/01/2036 - 12/01/2037	2,055,000	2,480,910
5.00%, 12/01/2032	125,000	132,395
Series C, BAM,
4.00%, 12/01/2022 - 12/01/2023	550,000	576,731
Village of Matteson, Revenue Bonds,
BAM,
5.00%, 12/01/2024 - 12/01/2035	3,610,000	4,422,376
Village of Montgomery, Special Assessment,
BAM,
2.85%, 03/01/2024	180,000	190,170
3.00%, 03/01/2025	135,000	145,818
3.10%, 03/01/2026	199,000	218,290
3.30%, 03/01/2028	191,000	213,075
3.40%, 03/01/2029	694,000	773,404
3.45%, 03/01/2030	131,000	145,530
Village of Mount Prospect, General Obligation Unlimited,
3.00%, 12/01/2021	100,000	100,873
Village of Mundelein, General Obligation Unlimited,
AGM,
4.00%, 12/15/2039	720,000	844,289
Village of Rosemont, General Obligation Unlimited,
Series A, BAM,
4.00%, 12/01/2049	27,180,000	31,956,151
5.00%, 12/01/2042	11,335,000	14,371,624

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Illinois (continued)
Village of Stone Park, General Obligation Unlimited,
Series B, BAM,
4.00%, 02/01/2035 - 02/01/2036	$ 310,000	$ 352,344
Warren County Community Unit School District No. 238, General Obligation Unlimited,
AGM,
4.00%, 12/01/2021	75,000	75,897
Wauconda Special Service Area No.1, Special Tax,
Series A, BAM,
5.00%, 03/01/2033	305,000	344,815
Western Illinois Economic Development Authority, Revenue Bonds,
4.00%, 06/01/2022 - 06/01/2033	3,375,000	3,456,515
Western Illinois University, Certificate of Participation,
AGM,
3.00%, 10/01/2022	3,010,000	3,065,330
5.00%, 10/01/2024	3,330,000	3,695,194
Western Illinois University, Revenue Bonds,
BAM,
5.00%, 04/01/2022 - 04/01/2024	1,975,000	2,093,978
Will County Community High School District No. 210, General Obligation Unlimited,
Series A, AGM-CR,
5.00%, 01/01/2027	3,475,000	3,690,910
Will County Community Unit School District No. 201, General Obligation Limited,
Series C, AGM,
5.00%, 01/01/2027	1,075,000	1,287,136
Will County Community Unit School District No. 201, General Obligation Unlimited,
AGM,
Zero Coupon, 11/01/2024	610,000	595,110
Series B, AGM,
5.00%, 01/01/2026	595,000	707,536
Will County School District No. 86, General Obligation Unlimited,
Series C, AGM-CR,
5.00%, 03/01/2024	8,105,000	9,032,092
Will Grundy Etc. County Revenue, General Obligation Unlimited,
Series B,
5.00%, 06/01/2038	200,000	222,482

		385,669,220

Indiana - 1.4%
Bloomington Redevelopment District, Tax Allocation,
Series A-1,
5.00%, 02/01/2026 - 02/01/2040	2,150,000	2,691,012
City of Evansville, Revenue Bonds,
Series A, AGM,
5.00%, 02/01/2025	140,000	162,069
City of Rockport, Revenue Bonds,
Series A,
2.75%, 06/01/2025	6,295,000	6,853,280
Evansville Redevelopment Authority, Revenue Bonds,
BAM,
4.00%, 02/01/2028 - 02/01/2029	5,840,000	6,822,898
5.00%, 02/01/2026	700,000	836,273

Transamerica Funds	Page 12

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Indiana (continued)
Greater Clark County School Building Corp., Revenue Bonds,
Series A,
4.00%, 07/15/2024	$ 135,000	$ 149,094
Indiana Finance Authority, Revenue Bonds,
3.50%, 10/01/2025	960,000	1,029,794
5.00%, 02/01/2022 - 10/01/2035	3,030,000	3,557,740
Series A,
3.00%, 11/01/2030	3,500,000	3,860,518
Series B,
3.00%, 11/01/2030	625,000	689,378
Indiana Health Facility Financing Authority, Revenue Bonds,
5.00%, 11/15/2034	1,725,000	2,036,594
Indiana University, Revenue Bonds,
Series A,
5.00%, 06/01/2024	50,000	56,817
Merrillville Building Corp., Revenue Bonds,
BAM,
4.00%, 07/15/2036 - 12/15/2039	2,720,000	3,218,249
Merrillville Redevelopment Authority, Revenue Bonds,
BAM,
4.00%, 07/15/2036 - 12/15/2039	2,810,000	3,339,397
Purdue University, Revenue Bonds,
Series A,
0.01% (A), 07/01/2029	585,000	585,000
Wawasee High School Building Corp., Revenue Bonds,
5.00%, 07/15/2038	1,300,000	1,556,572

		37,444,685

Iowa - 0.3%
Iowa Finance Authority, Revenue Bonds,
5.00%, 05/15/2041 - 05/15/2047	7,840,000	8,962,322

Kansas - 0.2%
City of Wichita, Revenue Bonds,
Series I,
5.00%, 05/15/2028	300,000	334,282
Kansas Development Finance Authority, Revenue Bonds,
Series C, BAM,
4.00%, 05/01/2022	90,000	92,567
Marais Des Cygnes Public Utility Authority, Revenue Bonds,
AGM,
3.00%, 12/01/2026 - 12/01/2027	725,000	804,993
Montgomery County Unified School District No. 446, General Obligation Unlimited,
BAM,
5.00%, 09/01/2028	310,000	380,555
Unified Government of Greeley County, General Obligation Unlimited,
Series B,
5.00%, 12/01/2037	225,000	267,201
University of Kansas Hospital Authority, Revenue Bonds,
Series A,
5.00%, 03/01/2047	2,750,000	3,300,521

		5,180,119

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky - 3.4%
Bullitt County School District Finance Corp., Revenue Bonds,
3.10%, 09/01/2026	$ 65,000	$ 70,060
City of Winchester Combined Utilities Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 07/01/2029	685,000	818,588
County of Hardin, Revenue Bonds,
AGM,
5.75%, 08/01/2033 - 08/01/2045	105,000	116,482
County of Knox, General Obligation Unlimited,
BAM,
5.00%, 10/01/2035	585,000	726,241
Eastern Kentucky University, Revenue Bonds,
Series A,
4.00%, 04/01/2025	125,000	141,020
Fayette County School District Finance Corp., Revenue Bonds,
Series B,
4.00%, 05/01/2024	140,000	153,625
Kentucky Bond Development Corp., Revenue Bonds,
BAM,
5.00%, 09/01/2049	21,690,000	27,155,192
Kentucky Economic Development Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 12/01/2045 - 12/01/2047	6,805,000	8,279,237
Series G,
5.25%, 08/15/2046	1,230,000	1,232,094
Kentucky Municipal Power Agency, Revenue Bonds,
NATL,
5.00%, 09/01/2032	1,000,000	1,221,111
Series A,
Fixed until 03/01/2026, 3.45% (A), 09/01/2042	2,500,000	2,719,546
Series A, NATL,
5.00%, 09/01/2023	115,000	125,862
Kentucky State Property & Building Commission, Revenue Bonds,
BAM,
5.00%, 05/01/2034	2,000,000	2,501,614
BAM-TCRS,
5.00%, 04/01/2029	3,150,000	3,875,295
Series A, AGM,
5.00%, 11/01/2030	1,000,000	1,336,081
Kentucky State University, Certificate of Participation,
BAM,
4.00%, 11/01/2041 - 11/01/2056 (C)	5,725,000	6,703,720
Louisville & Jefferson County Visitors & Convention Commission, Revenue Bonds,
AGM-CR,
4.00%, 06/01/2024 - 06/01/2029	16,260,000	18,749,434
Louisville / Jefferson County Metropolitan Government, Revenue Bonds,
Series A,
4.00%, 10/01/2039 - 10/01/2040	850,000	994,190

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Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Kentucky (continued)
Morehead State University, Revenue Bonds,
Series A,
3.00%, 04/01/2027	$ 155,000	$ 167,688
4.00%, 04/01/2030 - 04/01/2032	435,000	484,478
Nicholas County School District Finance Corp., Revenue Bonds,
2.00%, 02/01/2023	55,000	56,397
2.38%, 02/01/2025	240,000	254,894
3.00%, 02/01/2028 - 02/01/2032	365,000	399,142
Northern Kentucky University, Revenue Bonds,
Series A,
4.00%, 09/01/2025	900,000	1,026,669
Series A, AGM,
4.00%, 09/01/2030	1,130,000	1,300,084
Paducah Electric Plant Board, Revenue Bonds,
Series A, AGM,
5.00%, 10/01/2029 - 10/01/2032	2,355,000	2,872,397
University of Louisville, Revenue Bonds,
Series B, BAM,
4.00%, 09/01/2031	1,195,000	1,452,406
Warren County Justice Center Expansion Corp., Revenue Bonds,
5.00%, 09/01/2024	820,000	931,580
Warren County School District Finance Corp., Revenue Bonds,
4.00%, 04/01/2026	3,690,000	4,261,945

		90,127,072

Louisiana - 2.3%
Jefferson Sales Tax District, Revenue Bonds,
Series B, AGM,
4.00%, 12/01/2039	1,935,000	2,347,008
5.00%, 12/01/2032	35,000	44,062
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds,
AGM,
5.00%, 08/01/2026 - 08/01/2029	13,195,000	16,141,952
BAM,
5.00%, 10/01/2028 - 10/01/2034	510,000	652,325
Louisiana Public Facilities Authority, Revenue Bonds,
5.00%, 07/01/2022 - 07/01/2027 (G)	3,160,000	3,033,600
Series A,
4.00%, 05/15/2049	1,525,000	1,783,642
New Orleans Aviation Board, Revenue Bonds,
AGM,
5.00%, 10/01/2033 - 10/01/2048	13,125,000	16,077,942
Parish of St. John the Baptist, Revenue Bonds,
Fixed until 07/01/2024, 2.10% (A), 06/01/2037	1,220,000	1,265,901
Fixed until 07/01/2026, 2.20% (A), 06/01/2037	4,210,000	4,424,596
Series B-2,
Fixed until 07/01/2026, 2.38% (A), 06/01/2037	3,500,000	3,707,585
St. Tammany Parish Hospital Service District No. 1, Revenue Bonds,
Series A,
5.00%, 07/01/2034 - 07/01/2048	8,750,000	10,785,778

		60,264,391

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Maine - 0.3%
City of Portland General Airport Revenue, Revenue Bonds,
5.00%, 01/01/2028	$ 640,000	$ 754,292
Maine Governmental Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2028	350,000	426,450
Maine Health & Higher Educational Facilities Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2033	1,300,000	1,760,035
Maine State Housing Authority, Revenue Bonds,
Series B,
2.90%, 11/15/2029	680,000	734,419
3.15%, 11/15/2039	495,000	545,988
3.35%, 11/15/2044	130,000	142,226
Series C,
2.75%, 11/15/2031	1,540,000	1,631,862
Series D-1,
2.50%, 11/15/2026	435,000	471,093
2.65%, 11/15/2027	555,000	602,595
2.80%, 11/15/2028	570,000	618,503

		7,687,463

Maryland - 1.7%
City of Baltimore, Revenue Bonds,
Series C,
5.00%, 07/01/2028	50,000	55,560
City of Rockville, Revenue Bonds,
Series A-1,
5.00%, 11/01/2021 - 11/01/2023	550,000	571,668
Series A-2,
2.25%, 11/01/2022	250,000	250,976
5.00%, 11/01/2023	345,000	367,752
County of Prince George, General Obligation Limited,
Series A,
3.00%, 07/01/2033 - 07/01/2034	34,455,000	40,409,132
Maryland Community Development Administration, Revenue Bonds,
Series E,
0.03% (A), 03/01/2041	3,875,000	3,875,000
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 07/01/2045 - 07/01/2050	750,000	878,525

		46,408,613

Massachusetts - 2.6%
City of Quincy, General Obligation Limited,
1.00%, 06/10/2022	12,569,856	12,670,448
City of Worcester, General Obligation Limited,
2.00%, 02/01/2022	25,000,000	25,236,790
Commonwealth of Massachusetts, General Obligation Limited,
Series A,
5.00%, 07/01/2037	45,000	52,790
Lynn Housing Authority & Neighborhood Development, Revenue Bonds,
4.25%, 10/01/2028	315,000	333,474
4.38%, 10/01/2029	300,000	317,654

Transamerica Funds	Page 14

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Massachusetts (continued)
Massachusetts Bay Transportation Authority, Revenue Bonds,
Series A-2,
0.01% (A), 03/01/2030	$ 630,000	$ 630,000
Massachusetts Development Finance Agency, Revenue Bonds,
5.00%, 10/01/2039	250,000	284,003
Series C, AGM,
4.00%, 10/01/2045	1,225,000	1,459,961
Series J2,
5.00%, 07/01/2048 - 07/01/2053	17,615,000	21,616,317
Massachusetts Housing Finance Agency, Revenue Bonds,
2.10%, 12/01/2035	1,630,000	1,664,946
Series 183,
2.80%, 06/01/2031	1,550,000	1,636,031
Series 187, FNMA,
2.65%, 12/01/2027	390,000	421,085
2.80%, 06/01/2028 - 12/01/2028	2,115,000	2,292,879
Series C,
2.60%, 12/01/2026	150,000	162,882
2.70%, 06/01/2027	150,000	163,376
2.85%, 06/01/2028	160,000	174,158
2.90%, 12/01/2028	125,000	135,998

		69,252,792

Michigan - 3.5%
Allendale Public School District, General Obligation Unlimited,
5.00%, 11/01/2026	100,000	120,759
Capac Community School District, General Obligation Unlimited,
BAM,
4.00%, 05/01/2027 - 05/01/2031	910,000	1,072,425
City of Detroit Sewage Disposal System Revenue, Revenue Bonds,
Series A, AGM,
5.25%, 07/01/2024	50,000	57,182
Clarkston Community Schools, General Obligation Unlimited,
Series I,
5.00%, 05/01/2041	20,000	23,851
Decatur Public School District, General Obligation Unlimited,
3.00%, 05/01/2022	145,000	148,014
Detroit Downtown Development Authority, Tax Allocation,
Series A, AGM,
5.00%, 07/01/2048	1,000,000	1,117,186
Detroit Wayne County Stadium Authority, Revenue Bonds,
AGM,
5.00%, 10/01/2026	2,795,000	2,950,852
Eastern Michigan University, Revenue Bonds,
BAM-TCRS,
4.00%, 03/01/2047	2,925,000	3,324,527
Fitzgerald Public School District, General Obligation Unlimited,
BAM,
4.00%, 05/01/2025	630,000	708,844
Forest Hills Public Schools, General Obligation Unlimited,
Series I,
3.00%, 05/01/2024	85,000	91,586

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Grand Rapids Economic Development Corp., Revenue Bonds,
3.00%, 11/01/2022	$ 805,000	$ 813,723
Grand Rapids Public Schools, General Obligation Unlimited,
AGM,
5.00%, 05/01/2030	730,000	873,582
Grand Traverse County Hospital Finance Authority, Revenue Bonds,
0.03% (A), 07/01/2041	1,000,000	1,000,000
Lake City Area Schools, General Obligation Unlimited,
BAM,
5.00%, 05/01/2035	2,725,000	3,256,756
Michigan Finance Authority, Revenue Bonds,
5.00%, 05/15/2054	38,760,000	46,214,827
Series A,
4.00%, 11/15/2050	450,000	523,790
Series C,
5.25%, 10/01/2043	20,000	22,101
Michigan State Hospital Finance Authority, Revenue Bonds,
Series F,
Fixed until 03/15/2023, 2.40% (A), 11/15/2047	780,000	808,239
Michigan State Housing Development Authority, Revenue Bonds,
Series B,
3.25%, 12/01/2032	1,280,000	1,355,299
Series D,
3.65%, 10/01/2032	2,700,000	2,762,781
Michigan Strategic Fund, Revenue Bonds,
5.00%, 11/15/2049	2,500,000	2,899,017
Saranac Community Schools, General Obligation Unlimited,
4.00%, 05/01/2030	400,000	457,367
Series A,
4.00%, 05/01/2025	130,000	146,786
Southgate Community School District, General Obligation Unlimited,
5.00%, 05/01/2032 - 05/01/2035	1,950,000	2,346,836
Stockbridge Community Schools, General Obligation Unlimited,
Series A,
5.00%, 05/01/2031	375,000	452,845
Sturgis Public School District, General Obligation Unlimited,
Series A,
5.00%, 05/01/2026	45,000	53,010
Tri-County Area School District, General Obligation Unlimited,
AGM,
4.00%, 05/01/2044	5,170,000	6,059,149
Warren Consolidated Schools, General Obligation Unlimited,
AGM,
4.00%, 05/01/2025 - 05/01/2027	700,000	813,950
Series B, BAM,
5.00%, 05/01/2023 - 05/01/2024	5,450,000	6,139,135

Transamerica Funds	Page 15

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Michigan (continued)
Wayne County Airport Authority, Revenue Bonds,
Series A,
5.00%, 12/01/2032	$ 250,000	$ 310,019
Zeeland Public Schools, General Obligation Unlimited,
Series B, BAM,
5.00%, 05/01/2026 - 05/01/2030	5,820,000	7,243,784

		94,168,222

Minnesota - 2.0%
City of Apple Valley, Revenue Bonds,
4.25%, 09/01/2038	1,000,000	1,045,850
City of Deephaven, Revenue Bonds,
Series A,
4.38%, 10/01/2027	245,000	259,102
4.40%, 07/01/2025	90,000	96,231
City of Minneapolis, Revenue Bonds,
Series A, AGM-CR,
5.00%, 11/15/2035 - 11/15/2036	21,225,000	26,949,349
City of Red Wing, Revenue Bonds,
Class A,
5.00%, 08/01/2047	1,250,000	1,295,770
City of Stillwater, Tax Allocation,
3.00%, 02/01/2022 - 02/01/2027	2,250,000	2,346,918
4.00%, 02/01/2030	500,000	533,991
County of Hennepin, General Obligation Unlimited,
Series B,
0.02% (A), 12/01/2041	4,175,000	4,175,000
Housing & Redevelopment Authority of the City of St. Paul, Revenue Bonds,
Series A,
5.00%, 11/15/2025 - 12/01/2030	1,205,000	1,447,406
Series B,
4.25%, 04/01/2025	110,000	113,310
Minnesota Housing Finance Agency, Revenue Bonds,
Series A,
4.00%, 08/01/2031	100,000	112,718
Series B, GNMA, FNMA, FHLMC,
2.40%, 01/01/2035	4,455,000	4,638,498
2.63%, 01/01/2040	5,600,000	5,856,696
Series D, GNMA, FNMA, FHLMC,
1.95%, 01/01/2032	1,200,000	1,231,918
2.00%, 07/01/2032	585,000	601,986
Series E, GNMA, FNMA, FHLMC,
3.30%, 01/01/2034	915,000	984,443
Series F, GNMA, FNMA, FHLMC,
2.30%, 07/01/2032	830,000	869,958
Township of Baytown, Revenue Bonds,
Series A,
4.00%, 08/01/2036	675,000	729,181

		53,288,325

Mississippi - 0.8%
Mississippi Development Bank, Revenue Bonds,
AGM,
6.88%, 12/01/2040	3,160,000	3,590,945
AGM-CR,
5.25%, 02/01/2049	7,390,000	9,422,893
BAM,
4.00%, 07/01/2050	3,630,000	4,302,136

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Mississippi (continued)
Mississippi Home Corp., Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
2.20%, 12/01/2024	$ 445,000	$ 469,456
2.35%, 06/01/2025	245,000	260,411
2.45%, 12/01/2025	170,000	182,395
2.85%, 06/01/2028	100,000	108,957
West Rankin Utility Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2037 - 01/01/2038	3,105,000	3,565,274

		21,902,467

Missouri - 0.9%
Belton School District No. 124, Certificate of Participation,
AGM,
5.00%, 01/15/2044	700,000	781,528
Branson Industrial Development Authority, Revenue Bonds,
Series A,
3.00%, 11/01/2021	350,000	351,002
4.00%, 11/01/2022	350,000	358,335
City of Kansas City, Revenue Bonds,
Series A,
5.00%, 09/01/2034	100,000	100,344
City of St. Louis Industrial Development Authority, Tax Allocation,
3.75%, 11/01/2027	155,000	158,267
Health & Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 02/15/2049	500,000	578,138
5.00%, 02/01/2029	2,145,000	2,437,809
Kansas City Industrial Development Authority, Revenue Bonds,
AGM-CR,
5.00%, 03/01/2033	4,690,000	6,184,515
Lincoln University Auxiliary System Revenue, Revenue Bonds,
AGM,
4.00%, 06/01/2036 - 06/01/2037	565,000	641,301
5.00%, 06/01/2027	870,000	1,083,367
Missouri Health & Educational Facilities Authority Revenue, Revenue Bonds,
4.00%, 06/01/2053	5,000,000	5,859,994
Missouri Housing Development Commission, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.55%, 11/01/2029	275,000	288,310
Missouri Joint Municipal Electric Utility Commission, Revenue Bonds,
5.00%, 12/01/2043	250,000	302,833
Missouri Southern State University, Revenue Bonds,
Series A, AGM,
4.00%, 10/01/2037	170,000	194,343
St. Louis Municipal Finance Corp., Revenue Bonds,
Series A, AGM,
5.00%, 02/15/2030 - 02/15/2033	4,160,000	5,042,104
St. Louis Municipal Library District, Certificate of Participation,
BAM,
4.00%, 03/15/2048	660,000	761,195

		25,123,385

Transamerica Funds	Page 16

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Montana - 0.1%
Montana Facility Finance Authority, Revenue Bonds,
5.00%, 07/01/2030	$ 575,000	$ 702,538
Series C,
5.00%, 06/01/2024 - 06/01/2025	1,460,000	1,663,599

		2,366,137

Nebraska - 0.3%
Central Plains Energy Project, Revenue Bonds,
Series A,
5.00%, 09/01/2034	580,000	811,050
Madison County Hospital Authority No. 1, Revenue Bonds,
5.00%, 07/01/2025	1,765,000	2,061,706
Omaha Public Power District, Revenue Bonds,
Series A,
5.00%, 02/01/2034	3,850,000	4,439,737

		7,312,493

Nevada - 0.2%
County of Washoe, Revenue Bonds,
Series B,
Fixed until 06/01/2022, 3.00% (A), 03/01/2036	1,200,000	1,227,428
Henderson Local Improvement Districts, Special Assessment,
2.00%, 09/01/2023	340,000	348,610
2.25%, 09/01/2024	520,000	541,644
2.38%, 03/01/2022	895,000	904,288
2.50%, 03/01/2023 - 09/01/2025	1,010,000	1,045,740
Nevada System of Higher Education, Revenue Bonds,
Series A,
5.00%, 07/01/2024	25,000	27,237

		4,094,947

New Hampshire - 0.2%
New Hampshire Business Finance Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2051 (C)	5,000,000	5,976,109

New Jersey - 6.9%
Atlantic County Improvement Authority, Revenue Bonds,
AGM,
4.00%, 07/01/2053	700,000	834,558
Camden County Improvement Authority, Revenue Bonds,
5.00%, 01/15/2026	230,000	256,565
Series A,
5.00%, 01/15/2029	10,000	11,566
City of Atlantic City, General Obligation Unlimited,
Series B, AGM,
5.00%, 03/01/2037	900,000	1,085,989
City of Bayonne, General Obligation Unlimited,
AGM,
5.00%, 08/01/2024	70,000	79,693

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
City of Paterson, General Obligation Unlimited,
BAM,
5.00%, 01/15/2024	$ 745,000	$ 789,857
City of Trenton, General Obligation Unlimited,
AGM,
5.00%, 07/15/2034	200,000	249,230
BAM,
5.00%, 07/15/2022 - 12/01/2023	5,805,000	6,233,045
Cumberland County Improvement Authority, Revenue Bonds,
BAM,
5.00%, 12/15/2023 - 12/15/2024	845,000	969,482
Essex County Improvement Authority, Revenue Bonds,
4.00%, 11/01/2045	3,475,000	3,955,345
Series A,
5.00%, 12/01/2035 (H) (I)	535,000	401,250
Garden State Preservation Trust, Revenue Bonds,
Series A, AGM,
5.75%, 11/01/2028	5,050,000	6,307,664
Series C, AGM,
5.25%, 11/01/2021	45,000	45,566
Greater Egg Harbor Regional High School District, General Obligation Unlimited,
AGM,
4.00%, 02/01/2030	150,000	166,942
5.00%, 02/01/2023 - 02/01/2024	2,345,000	2,605,528
New Jersey Building Authority, Revenue Bonds,
Series A,
5.00%, 12/15/2022	45,000	45,132
Series A, BAM,
5.00%, 06/15/2028	640,000	773,797
New Jersey Economic Development Authority, Revenue Bonds,
5.00%, 11/01/2044	9,505,000	11,888,809
Series A,
3.50%, 09/01/2022 (B) (D)	80,000	81,101
4.25%, 09/01/2027 (B)	200,000	221,363
5.00%, 06/15/2022 - 06/15/2025	8,675,000	9,685,825
5.00%, 09/01/2037 (B)	750,000	851,930
Series A, BAM,
3.13%, 07/01/2031	2,615,000	2,869,896
5.00%, 06/15/2023 - 07/01/2028	8,490,000	10,414,973
Series A, BAM-TCRS,
5.00%, 06/15/2027 - 06/15/2030	15,850,000	19,906,710
Series B,
4.25%, 09/01/2022 (B) (D)	95,000	95,299
Series C,
4.00%, 06/15/2025	1,825,000	2,066,467
Series C, BAM-TCRS,
5.00%, 06/15/2026	2,755,000	3,350,503
Series DDD,
5.00%, 06/15/2042	2,000,000	2,403,538
Series DDD,
5.00%, 06/15/2024	2,000,000	2,263,912
Series DDD, BAM-TCRS,
5.00%, 06/15/2026 - 06/15/2035	6,960,000	8,617,622
Series PP, AGM-CR,
5.00%, 06/15/2025	14,450,000	16,398,960
Series UU, AGM-CR,
5.00%, 06/15/2025	905,000	1,027,063
Series WW,
5.25%, 06/15/2040	1,095,000	1,278,334

Transamerica Funds	Page 17

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Jersey (continued)
New Jersey Educational Facilities Authority, Revenue Bonds,
Series A,
4.00%, 07/01/2050	$ 815,000	$ 948,367
Series D, AGM,
5.00%, 07/01/2024	2,485,000	2,831,051
Series H, AGM,
5.00%, 07/01/2026	610,000	713,133
New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
5.00%, 07/01/2023	70,000	73,109
Series A, AGM,
5.00%, 07/01/2046	110,000	127,386
New Jersey Higher Education Student Assistance Authority, Revenue Bonds,
Series A,
2.38%, 12/01/2029	2,215,000	2,329,758
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds,
Series A,
2.60%, 11/01/2024	620,000	662,197
2.85%, 11/01/2025	1,830,000	1,996,969
Series F, FHLMC,
3.35%, 12/01/2030	1,255,000	1,352,405
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
Series A, AGM-CR,
5.50%, 12/15/2022	3,250,000	3,488,084
Series C, AGM,
Zero Coupon, 12/15/2029	5,190,000	4,631,663
Series C, AMBAC, BAM-TCRS,
Zero Coupon, 12/15/2028	2,650,000	2,421,988
New Jersey Turnpike Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2033	15,000	18,876
Parking Authority of the City of Trenton, Revenue Bonds,
Series B, AGM,
4.00%, 04/01/2023 - 04/01/2028	1,720,000	1,911,977
Salem County Improvement Authority, Revenue Bonds,
AGM,
4.00%, 08/15/2048	350,000	410,239
State of New Jersey, General Obligation Unlimited,
5.00%, 06/01/2039 - 06/01/2041	14,980,000	18,449,746
Series A,
3.00%, 06/01/2032	2,000,000	2,312,861
4.00%, 06/01/2031 - 06/01/2032	4,610,000	5,868,926
5.00%, 06/01/2028	5,000,000	6,433,433
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2023	25,000	27,171
5.25%, 06/01/2046	7,000,000	8,620,741
Town of Kearny, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2023	565,000	604,171

		184,467,765

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New Mexico - 0.1%
City of Farmington, Revenue Bonds,
Fixed until 06/01/2022, 2.13% (A), 06/01/2040	$ 1,450,000	$ 1,471,564
New Mexico Mortgage Finance Authority, Revenue Bonds,
Series A-1,
1.65%, 09/01/2021	5,000	5,005

		1,476,569

New York - 4.9%
Brookhaven Local Development Corp., Revenue Bonds,
Series B,
4.00%, 11/01/2045	1,000,000	1,136,933
Brooklyn Arena Local Development Corp., Revenue Bonds,
Series A, AGM,
4.00%, 07/15/2035	2,665,000	2,942,034
Buffalo & Erie County Industrial Land Development Corp., Revenue Bonds,
5.00%, 10/01/2037	400,000	488,857
Series A,
3.88%, 08/01/2027	2,545,000	2,804,749
5.00%, 08/01/2037	1,320,000	1,534,555
Buffalo Municipal Water Finance Authority, Revenue Bonds,
Series A, AGM,
5.00%, 07/01/2039	455,000	543,746
Build NYC Resource Corp., Revenue Bonds,
5.00%, 07/01/2041	100,000	115,475
City of New York, General Obligation Unlimited,
Series H-6,
0.02% (A), 03/01/2034	940,000	940,000
City of Niagara Falls, General Obligation Limited,
BAM,
5.00%, 05/15/2028	55,000	66,352
Colonie Public Improvement, General Obligation Unlimited,
Series A, AGM,
2.00%, 03/01/2029	975,000	1,021,118
County of Suffolk, General Obligation Limited,
Series D, BAM,
4.00%, 10/15/2027 - 10/15/2029	15,810,000	18,900,058
5.00%, 10/15/2023	115,000	126,981
East Ramapo Central School District, General Obligation Unlimited,
AGM,
5.00%, 03/15/2039 - 03/15/2047	7,845,000	9,665,543
Jefferson County Civic Facility Development Corp., Revenue Bonds,
Series A,
4.00%, 11/01/2030	350,000	402,956
Lockport City School District, General Obligation Unlimited,
2.25%, 08/01/2027	620,000	666,888
2.50%, 08/01/2028	1,145,000	1,230,034
Metropolitan Transportation Authority, Revenue Bonds,
Series C, AGM-CR,
5.00%, 11/15/2038	5,000,000	6,413,337
Series D-1, BAM,
5.00%, 11/15/2033	14,955,000	17,705,477

Transamerica Funds	Page 18

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
MTA Hudson Rail Yards Trust Obligations, Revenue Bonds,
Series A,
5.00%, 11/15/2051	$ 2,000,000	$ 2,023,331
New York City Housing Development Corp., Revenue Bonds,
Series A, AGM,
4.10%, 07/01/2042	25,000	25,326
Series C-1,
2.25%, 05/01/2026	510,000	537,611
2.30%, 11/01/2026	925,000	973,124
2.40%, 05/01/2027	850,000	895,584
2.45%, 11/01/2027	190,000	199,773
2.55%, 05/01/2028	320,000	338,136
Series I, FNMA,
Fixed until 02/01/2026, 2.95% (A), 11/01/2045	4,950,000	5,356,473
New York City Industrial Development Agency, Revenue Bonds,
AGM,
4.00%, 03/01/2032 - 03/01/2045	7,705,000	9,337,068
5.00%, 01/01/2030	1,750,000	2,316,719
New York Counties Tobacco Trust VI, Revenue Bonds,
Series C,
3.75%, 06/01/2045	180,000	185,203
New York State Dormitory Authority, Revenue Bonds,
4.00%, 02/01/2034 - 07/01/2046	2,635,000	3,096,552
Series A,
4.00%, 07/01/2048	4,250,000	5,133,973
5.00%, 10/01/2033	500,000	608,931
Series A, AGM,
4.00%, 10/01/2034	3,900,000	4,749,356
5.00%, 10/01/2033	1,410,000	1,839,029
Series A, AGM,
5.00%, 10/01/2034	210,000	267,716
Series A-1,
4.00%, 07/01/2046	2,600,000	3,083,671
Series C,
0.02% (A), 07/01/2031	800,000	800,000
Series C, AGM,
4.00%, 10/01/2034 - 10/01/2035	595,000	712,323
New York State Thruway Authority, Revenue Bonds,
Series A,
5.25%, 01/01/2056	4,690,000	5,559,942
Series A,
5.00%, 01/01/2051	175,000	204,666
Niagara Tobacco Asset Securitization Corp., Revenue Bonds,
4.00%, 05/15/2029	140,000	140,332
Oneida County Local Development Corp. Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2049	3,000,000	3,442,099
Port Authority of New York & New Jersey, Revenue Bonds,
5.00%, 09/01/2048	1,850,000	2,293,115
State of New York Mortgage Agency, Revenue Bonds,
Series 190,
3.45%, 10/01/2030	110,000	115,453
Series 197,
1.90%, 04/01/2025	925,000	964,523
Series 233,
1.65%, 04/01/2030	3,790,000	3,831,066

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
New York (continued)
Town of North Hempstead, General Obligation Limited,
Series A,
2.50%, 03/15/2030	$ 1,230,000	$ 1,319,867
2.75%, 03/15/2031 - 03/15/2033	2,865,000	3,077,432
Town of Oyster Bay, General Obligation Limited,
AGM-CR,
4.00%, 02/15/2024	1,035,000	1,132,030
TSASC, Inc., Revenue Bonds,
Series A,
5.00%, 06/01/2024	140,000	158,458
Windsor Central School District, General Obligation Unlimited,
3.00%, 06/15/2030 - 06/15/2031	285,000	305,727

		131,729,702

North Carolina - 1.4%
City of Charlotte, Certificate of Participation,
Series A,
5.00%, 12/01/2021	25,000	25,405
City of Raleigh Combined Enterprise System Revenue, Revenue Bonds,
Series B,
0.02% (A), 03/01/2035	1,650,000	1,650,000
North Carolina Housing Finance Agency, Revenue Bonds,
Series 37-B, GNMA, FNMA,
1.95%, 07/01/2023	15,000	15,451
Series 38-B,
2.38%, 01/01/2025	1,710,000	1,809,941
2.45%, 07/01/2025	1,005,000	1,077,136
2.65%, 01/01/2026	880,000	953,046
2.80%, 01/01/2027	65,000	71,717
North Carolina Medical Care Commission, Revenue Bonds,
4.00%, 11/01/2049	10,000,000	11,817,359
5.00%, 01/01/2038	620,000	694,156
Series A,
5.00%, 10/01/2040 - 10/01/2050	3,990,000	4,878,195
Series B-1,
2.55%, 09/01/2026	1,575,000	1,600,417
Series B2,
2.30%, 09/01/2025	1,250,000	1,268,994
North Carolina Turnpike Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2035 - 01/01/2049	5,285,000	6,698,243
Winston-Salem State University, Revenue Bonds,
BAM,
5.00%, 06/01/2029 - 06/01/2036	3,445,000	4,080,986

		36,641,046

North Dakota - 0.1%
County of Burleigh, Revenue Bonds,
3.60%, 05/01/2024	285,000	294,715
County of Burleigh Multi-County Sales Tax Revenue, Revenue Bonds,
Series A, AGM,
3.00%, 11/01/2024 - 11/01/2025	905,000	937,055

Transamerica Funds	Page 19

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
North Dakota (continued)
Fargo Public School District No. 1, General Obligation Limited,
Series A,
3.00%, 08/01/2026	$ 25,000	$ 26,811
North Dakota Housing Finance Agency, Revenue Bonds,
Series A,
2.80%, 07/01/2023	55,000	57,423
Series C,
2.55%, 01/01/2028	50,000	53,191

		1,369,195

Ohio - 2.0%
Brunswick City School District, General Obligation Unlimited,
Series A,
5.00%, 12/01/2027 - 12/01/2036	520,000	566,617
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds,
Series B-2, Class 2,
5.00%, 06/01/2055	30,035,000	35,324,203
Cardinal Local School District, Certificate of Participation,
5.25%, 04/01/2038	1,685,000	1,773,573
Cleveland Heights & University Heights City School District, General Obligation Unlimited,
4.00%, 12/01/2029 - 12/01/2030	1,095,000	1,298,274
Cleveland-Cuyahoga County Port Authority, Revenue Bonds,
Series C,
3.00%, 05/15/2022 - 11/15/2023	405,000	418,633
Cleveland-Cuyahoga County Port Authority, Tax Allocation,
Series D,
3.00%, 05/15/2022 - 05/15/2023	625,000	640,591
Conotton Valley Union Local School District, Certificate of Participation,
AGM,
4.00%, 12/01/2035	150,000	168,190
AGM,
4.00%, 12/01/2037	440,000	492,142
County of Butler, Revenue Bonds,
5.00%, 11/15/2027	65,000	81,604
County of Lucas, Revenue Bonds,
Series D,
5.00%, 11/15/2023	810,000	820,243
County of Scioto, Revenue Bonds,
AGM-CR,
3.50%, 02/15/2038	330,000	359,533
County of Warren, Revenue Bonds,
5.00%, 07/01/2023	250,000	271,564
Series A,
4.00%, 07/01/2045	250,000	289,842
Dayton City School District, Certificate of Participation,
4.00%, 12/01/2026	445,000	518,029
East Knox Local School District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2030	260,000	297,694
Euclid City School District, Certificate of Participation,
BAM,
4.00%, 12/01/2044	565,000	650,785

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Ohio (continued)
Little Miami Local School District, General Obligation Unlimited,
Series B,
5.00%, 11/01/2048	$ 2,000,000	$ 2,320,199
Ohio Housing Finance Agency, Revenue Bonds,
Series D, GNMA, FNMA, FHLMC,
3.05%, 09/01/2032	970,000	1,037,578
3.40%, 09/01/2037	2,505,000	2,703,357
Ohio State University, Revenue Bonds,
Series E,
0.01% (A), 06/01/2035	505,000	505,000
Pinnacle Community Infrastructure Financing Authority, Revenue Bonds,
Series A, AGM,
4.00%, 12/01/2031	1,040,000	1,177,732
Summit County Development Finance Authority, Revenue Bonds,
4.00%, 12/01/2028 - 12/01/2032	570,000	597,302
Series C,
4.00%, 11/15/2024	60,000	64,933
University of Toledo, Revenue Bonds,
Series B, BAM-TCRS,
5.00%, 06/01/2030	220,000	285,262
Warrensville Heights City School District, General Obligation Unlimited,
Series A, BAM,
5.25%, 12/01/2055	1,000,000	1,166,681
Willoughby-Eastlake City School District, Certificate of Participation,
BAM,
4.00%, 03/01/2025	145,000	160,683

		53,990,244

Oklahoma - 0.1%
Cleveland County Educational Facilities Authority, Revenue Bonds,
5.00%, 06/01/2023	45,000	48,749
Garfield County Educational Facilities Authority, Revenue Bonds,
Series A,
5.00%, 09/01/2027	1,315,000	1,598,348
Grady County School Finance Authority, Revenue Bonds,
5.00%, 09/01/2022	115,000	120,993
Jefferson County Educational Facilities Authority, Revenue Bonds,
3.25%, 12/01/2023	135,000	141,308
3.38%, 12/01/2024	135,000	144,222
Oklahoma City Public Property Authority, Revenue Bonds,
4.50%, 10/01/2036	150,000	151,025
Oklahoma Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
2.75%, 09/01/2034	1,420,000	1,522,505

		3,727,150

Oregon - 1.2%
City of Boardman, General Obligation Unlimited,
BAM,
3.00%, 06/15/2037 - 06/15/2039	1,125,000	1,239,086

Transamerica Funds	Page 20

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Oregon (continued)
City of Sherwood, General Obligation Limited,
Series B,
4.00%, 06/01/2051	$ 1,000,000	$ 1,208,703
County of Jackson Airport Revenue, Revenue Bonds,
AGM,
5.00%, 12/01/2030 - 12/01/2032	255,000	305,969
Klamath Falls Intercommunity Hospital Authority, Revenue Bonds,
3.00%, 09/01/2035	770,000	818,792
Medford Hospital Facilities Authority, Revenue Bonds,
Series A,
4.00%, 08/15/2050	1,615,000	1,901,594
5.00%, 08/15/2037	2,000,000	2,630,234
Series A, AGM,
4.00%, 08/15/2040	4,165,000	5,026,090
Oregon State Facilities Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2021	440,000	443,298
5.50%, 06/15/2035 (B)	750,000	829,786
Salem-Keizer School District No. 24J, General Obligation Unlimited,
Series B,
5.00% (E), 06/15/2034	3,000,000	3,979,040
State of Oregon Housing & Community Services Department, Revenue Bonds,
Series A,
2.45%, 07/01/2034	3,360,000	3,547,383
2.65%, 07/01/2039	7,650,000	8,099,112
Series D,
2.45%, 01/01/2027	1,040,000	1,113,982
Warm Springs Reservation Confederated Tribe, Revenue Bonds,
Series B,
5.00%, 11/01/2034 - 11/01/2036 (B)	600,000	738,863
Yamhill County Hospital Authority, Revenue Bonds,
Series B-2,
2.13%, 11/15/2027	500,000	501,920
Series B-3,
1.75%, 11/15/2026	500,000	501,160

		32,885,012

Pennsylvania - 6.1%
Allegheny County Hospital Development Authority, Revenue Bonds,
4.00%, 07/15/2038	5,080,000	6,052,341
Allegheny County Sanitary Authority, Revenue Bonds,
AGM,
4.00%, 12/01/2035	295,000	340,616
5.00%, 12/01/2024	30,000	34,685
Allentown City School District, General Obligation Limited,
AGM,
4.00%, 02/15/2023	5,295,000	5,568,058
Altoona Area School District, General Obligation Limited,
BAM,
5.00%, 12/01/2036	160,000	189,614

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Beaver County Economic Development Authority, Revenue Bonds,
BAM,
4.00%, 11/15/2035 - 11/15/2036	$ 4,000,000	$ 4,638,840
Borough of Monaca, General Obligation Unlimited,
Series C, BAM,
4.00%, 11/15/2050	500,000	559,026
Bradys Run Sanitary Authority Sewer System Revenue, Revenue Bonds,
AGM,
4.00%, 12/01/2045	665,000	775,576
Bristol Township School District, General Obligation Limited,
BAM-TCRS,
5.00%, 06/01/2027	80,000	86,864
Bucks County Industrial Development Authority, Revenue Bonds,
5.00%, 10/01/2033 - 10/01/2037	1,950,000	2,217,070
Chartiers Valley School District, General Obligation Limited,
Series B,
5.00%, 10/15/2040	115,000	134,919
Cheltenham Township School District, General Obligation Limited,
Series A,
5.00%, 02/15/2033	90,000	102,464
Chester County Health & Education Facilities Authority, Revenue Bonds,
Series A,
4.00%, 09/01/2050	2,500,000	2,966,287
City of Reading, General Obligation Unlimited,
BAM,
5.00%, 11/01/2021	675,000	682,653
Coatesville School District, General Obligation Limited,
Series A, BAM,
Zero Coupon, 10/01/2037 - 10/01/2038	1,500,000	866,822
Commonwealth Financing Authority, Revenue Bonds,
Series B-1, AGM,
5.00%, 06/01/2025	2,900,000	3,426,583
County of Lackawanna, General Obligation Unlimited,
BAM,
4.00%, 09/15/2032 - 09/15/2033	6,965,000	8,157,495
Cumberland County Municipal Authority, Revenue Bonds,
3.00%, 01/01/2022	405,000	407,893
5.00%, 01/01/2029	1,000,000	1,135,443
Delaware County Authority, Revenue Bonds,
4.00%, 10/01/2021 - 10/01/2022	370,000	378,294
Delaware Valley Regional Finance Authority, Revenue Bonds,
Series B, AMBAC,
5.70%, 07/01/2027	350,000	449,120
Erie County Conventional Center Authority, Revenue Bonds,
5.00%, 01/15/2026	1,725,000	2,004,453
Erie Sewer Authority
5.00%, 12/01/2036	2,000,000	2,516,390

Transamerica Funds	Page 21

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Fairview School District, General Obligation Limited,
Series A,
4.00%, 02/01/2024 - 02/01/2026	$ 180,000	$ 199,018
Geisinger Authority, Revenue Bonds,
5.00%, 02/15/2045	4,775,000	5,707,667
Indiana County Hospital Authority, Revenue Bonds,
Series A,
5.50%, 06/01/2029	250,000	265,635
Lancaster Industrial Development Authority, Revenue Bonds,
4.00%, 12/01/2044	1,070,000	1,203,661
Lancaster School District, General Obligation Limited,
Series A, AGM,
5.00%, 06/01/2031	735,000	860,781
Montgomery County Industrial Development Authority, Revenue Bonds,
4.00%, 10/01/2041	665,000	745,422
Mountaintop Area Joint Sanitary Authority Sewer Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 12/15/2046	1,510,000	1,748,500
Nazareth Area School District, General Obligation Limited,
Series D,
5.00%, 11/15/2035	10,000	11,792
Penn Delco School District, General Obligation Limited,
4.00%, 06/01/2045	975,000	1,106,607
Penn Hills School District, General Obligation Limited,
BAM,
5.00%, 11/15/2023 - 11/15/2024	180,000	203,081
Series A, BAM,
5.00%, 11/15/2025	160,000	188,753
Pennsylvania Economic Development Financing Authority, Revenue Bonds,
AGM,
5.00%, 01/01/2034	115,000	125,546
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
4.00%, 08/15/2044 - 08/15/2049	20,295,000	23,903,298
Pennsylvania Housing Finance Agency, Revenue Bonds,
Series 119,
1.85%, 04/01/2022	620,000	626,537
Series 121,
2.20%, 04/01/2026	2,155,000	2,276,316
2.25%, 10/01/2026	1,275,000	1,346,472
2.35%, 04/01/2027	3,505,000	3,700,331
Series 124B,
2.30%, 04/01/2026	1,215,000	1,297,007
2.40%, 10/01/2026	685,000	737,595
2.55%, 10/01/2027	1,425,000	1,533,161
2.65%, 04/01/2028	1,560,000	1,681,465
2.75%, 10/01/2028	1,580,000	1,706,166
Series 129,
2.20%, 04/01/2027	620,000	661,559
2.25%, 10/01/2027	660,000	707,710
2.35%, 04/01/2028	1,405,000	1,513,357
2.40%, 10/01/2028	1,135,000	1,228,042
2.45%, 04/01/2029 - 10/01/2029	2,600,000	2,806,763
2.55%, 04/01/2030	1,280,000	1,382,138
2.60%, 10/01/2030	1,395,000	1,508,567

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Pennsylvania (continued)
Pennsylvania Turnpike Commission, Revenue Bonds,
AGM,
Zero Coupon, 12/01/2040	$ 2,225,000	$ 1,491,654
Series A,
5.00%, 12/01/2044	8,955,000	11,466,736
Series A, AGM,
4.00%, 12/01/2049	11,700,000	13,796,528
Series B,
5.00%, 12/01/2034 - 12/01/2038	1,320,000	1,651,683
Series B, BAM-TCRS,
5.25%, 12/01/2044	8,275,000	9,565,439
Series C,
5.00%, 12/01/2044	500,000	571,000
Series E,
6.38% (E), 12/01/2038	485,000	645,402
Philadelphia Gas Works Co., Revenue Bonds,
4.00%, 10/01/2036 - 10/01/2037	300,000	338,037
5.00%, 08/01/2024	150,000	170,000
Series A, AGM,
5.00%, 08/01/2050	4,750,000	6,040,005
Reading School District, General Obligation Unlimited,
Series A, AGM,
5.00%, 02/01/2026 - 02/01/2027	2,040,000	2,373,035
State Public School Building Authority, Revenue Bonds,
5.00%, 09/15/2021 - 09/15/2022	180,000	184,926
AGM,
5.00%, 10/01/2023	125,000	137,688
Series A, AGM,
5.00%, 09/15/2021 - 06/01/2032	2,590,000	3,001,404
Township of Northampton, General Obligation Limited,
4.00%, 05/15/2046	500,000	585,933
Upper Dublin School District, General Obligation Limited,
Series A,
4.00%, 05/15/2037 - 05/15/2044	1,425,000	1,595,424
Series A,
4.00%, 05/15/2038 - 05/15/2039	420,000	470,169
Wilkes-Barre Area School District, General Obligation Limited,
BAM,
4.00%, 04/15/2054	1,505,000	1,754,230
5.00%, 04/15/2059	1,540,000	1,919,585

		162,433,331

Puerto Rico - 0.9%
Children’s Trust Fund, Revenue Bonds,
5.63%, 05/15/2043	125,000	125,699
Commonwealth of Puerto Rico, General Obligation Unlimited,
AGM,
5.13%, 07/01/2030	10,000	10,290
AGM-CR,
4.50%, 07/01/2023	100,000	100,555
Series A, AGC-ICC,
5.00%, 07/01/2023 - 07/01/2034	615,000	632,137
5.50%, 07/01/2029	140,000	163,930
Series A, AGM,
4.00%, 07/01/2022	470,000	483,913
5.00%, 07/01/2035	1,645,000	1,693,392
5.25%, 07/01/2024	255,000	262,401
6.00%, 07/01/2034	440,000	450,352

Transamerica Funds	Page 22

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Commonwealth of Puerto Rico, General Obligation Unlimited, (continued)
Series A-4, AGM,
5.00%, 07/01/2031	$ 115,000	$ 118,204
Series B, AGC-ICC,
5.00%, 07/01/2035	715,000	734,923
Series C, AGM,
5.75%, 07/01/2037	480,000	495,046
Puerto Rico Convention Center District Authority, Revenue Bonds,
Series A, AGC,
4.50%, 07/01/2036	1,765,000	1,798,210
5.00%, 07/01/2027	535,000	549,908
Puerto Rico Electric Power Authority, Revenue Bonds,
Series DDD, AGM,
3.65%, 07/01/2024	620,000	621,382
5.00%, 07/01/2023	40,000	41,115
Series RR, AGC,
5.00%, 07/01/2028	345,000	354,613
Series SS, AGC,
4.38%, 07/01/2030	145,000	145,357
Series SS, AGM,
5.00%, 07/01/2030	2,100,000	2,158,516
Series TT, AGC-ICC,
5.00%, 07/01/2032	50,000	51,393
Series UU, AGC,
4.25%, 07/01/2027	20,000	20,049
5.00%, 07/01/2026	650,000	668,112
Series UU, AGM,
4.00%, 07/01/2023	120,000	120,306
5.00%, 07/01/2022 - 07/01/2024	965,000	991,889
Series VV, AGM,
5.25%, 07/01/2027	80,000	93,210
Puerto Rico Highway & Transportation Authority, Revenue Bonds,
AGC-ICC,
5.00%, 07/01/2028	30,000	30,836
Series A, AGC-ICC,
4.75%, 07/01/2038	185,000	189,254
Series A, AGM-CR,
4.75%, 07/01/2038	395,000	404,082
Series CC, AGM,
5.25%, 07/01/2034 - 07/01/2036	325,000	363,685
Series CC, AGM-CR,
5.50%, 07/01/2029 - 07/01/2031	160,000	187,939
Series D, AGM,
5.00%, 07/01/2027 - 07/01/2032	3,575,000	3,674,616
Series E, AGM,
5.50%, 07/01/2023	115,000	123,962
Series M, AGC-ICC,
5.00%, 07/01/2032 - 07/01/2037	1,175,000	1,206,851
Series N, AGC,
5.25%, 07/01/2034 - 07/01/2036	260,000	292,183
Series N, AGM-CR, AGC,
5.25%, 07/01/2034	335,000	374,424
Series N, AGM-CR, AGC-ICC,
5.50%, 07/01/2025	95,000	108,403
Puerto Rico Infrastructure Financing Authority, Revenue Bonds,
Series B, AGC-ICC,
5.00%, 07/01/2041	35,000	35,975
Puerto Rico Municipal Finance Agency, Revenue Bonds,
Series A, AGM,
5.00%, 08/01/2021 - 08/01/2030	2,545,000	2,615,638

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Puerto Rico (continued)
Puerto Rico Public Buildings Authority, Revenue Bonds,
AGC-ICC,
5.25%, 07/01/2033	$ 350,000	$ 360,159
Series I, AGC-ICC,
5.00%, 07/01/2036	495,000	508,793
Series N, AGC-ICC,
5.00%, 07/01/2032	210,000	215,852

		23,577,554

Rhode Island - 0.9%
Providence Public Building Authority, Revenue Bonds,
Series A, AGM,
5.00%, 09/15/2024 - 09/15/2037	14,360,000	17,330,545
Providence Redevelopment Agency, Revenue Bonds,
Series A, AGM-CR,
5.00%, 04/01/2027	1,200,000	1,395,871
Rhode Island Commerce Corp., Revenue Bonds,
BAM-TCRS,
5.00%, 07/01/2034	1,395,000	1,757,737
Rhode Island Health & Educational Building Corp., Revenue Bonds,
5.00%, 05/15/2028 - 05/15/2029	2,510,000	2,961,526
AGM,
4.00%, 05/15/2024	55,000	60,649
Series C,
5.00%, 09/15/2027	180,000	218,522
Rhode Island Turnpike & Bridge Authority, Revenue Bonds,
Series A,
5.00%, 10/01/2024	130,000	148,922
Tobacco Settlement Financing Corp., Revenue Bonds,
Series A,
5.00%, 06/01/2023 - 06/01/2027	1,140,000	1,323,380

		25,197,152

South Carolina - 0.9%
City of Georgetown Combined Public Utility Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2029	385,000	435,134
Piedmont Municipal Power Agency, Revenue Bonds,
Series C, AGC,
5.75%, 01/01/2034	200,000	200,777
SCAGO Educational Facilities Corp. for Williamsburg School District, Revenue Bonds,
Series B, BAM,
5.00%, 12/01/2024	125,000	144,567
South Carolina Jobs-Economic Development Authority, Revenue Bonds,
4.00%, 12/01/2044	12,305,000	14,607,723
5.00%, 10/01/2026 (B)	2,400,000	2,626,409
South Carolina Public Service Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 12/01/2036	135,000	137,065
Series D,
5.00%, 12/01/2043	3,245,000	3,377,640
Spartanburg Regional Health Services District, Revenue Bonds,
Series A, AGM,
4.00%, 04/15/2036 - 04/15/2045	2,120,000	2,507,420

		24,036,735

Transamerica Funds	Page 23

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
South Dakota - 0.3%
South Dakota Housing Development Authority, Revenue Bonds,
Series B, GNMA, FNMA, FHLMC,
2.30%, 05/01/2025	$ 50,000	$ 53,001
2.55%, 05/01/2026	1,275,000	1,376,812
2.75%, 05/01/2027	895,000	977,753
2.80%, 11/01/2027	280,000	305,754
2.85%, 05/01/2028	915,000	996,188
2.95%, 11/01/2028	320,000	348,188
Series C,
2.00%, 05/01/2023	20,000	20,577
Series F, GNMA, FNMA, FHLMC,
2.60%, 05/01/2027	860,000	946,843
2.70%, 05/01/2028	390,000	430,437
2.75%, 11/01/2028	1,425,000	1,571,973

		7,027,526

Tennessee - 2.1%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds,
5.00%, 10/01/2027	85,000	98,071
City of Jackson, Revenue Bonds,
5.00%, 04/01/2041	150,000	185,263
City of Knoxville Wastewater System Revenue, Revenue Bonds,
Series A,
4.00%, 04/01/2035	13,525,000	17,331,769
Greeneville Health & Educational Facilities Board, Revenue Bonds,
Series A,
5.00%, 07/01/2034	3,035,000	3,300,439
Knox County Health Educational & Housing Facility Board, Revenue Bonds,
Series A,
5.00%, 01/01/2026	100,000	119,492
Tennergy Corp., Revenue Bonds,
Series A,
Fixed until 09/01/2028, 4.00% (A), 12/01/2051	2,000,000	2,405,256
Tennessee Energy Acquisition Corp., Revenue Bonds,
Fixed until 11/01/2031, 5.00% (A), 05/01/2052	10,000,000	13,447,131
Tennessee Housing Development Agency, Revenue Bonds,
3.00%, 01/01/2031	395,000	424,484
Series 1,
2.75%, 01/01/2025	40,000	42,913
2.95%, 01/01/2026	45,000	49,197
Series 2B,
2.70%, 07/01/2024	145,000	152,948
Series B2,
2.05%, 01/01/2024	890,000	921,844
2.25%, 01/01/2025	695,000	733,902
2.40%, 07/01/2025	1,295,000	1,382,855
2.60%, 07/01/2026	800,000	867,282
2.80%, 07/01/2027	2,270,000	2,458,842
2.85%, 01/01/2028	3,205,000	3,462,044
2.95%, 07/01/2028	2,655,000	2,872,854
3.00%, 01/01/2029	2,750,000	2,974,444
3.05%, 07/01/2029	2,840,000	3,070,595

		56,301,625

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas - 2.7%
Board of Managers Joint Guadalupe County-City of Seguin Hospital, Revenue Bonds,
5.00%, 12/01/2022	$ 2,115,000	$ 2,218,438
Camino Real Regional Mobility Authority, Revenue Bonds,
AGM,
5.00%, 06/01/2024	430,000	482,513
Centerville Independent School District, General Obligation Unlimited,
4.00%, 08/15/2036	535,000	535,706
Central Texas Regional Mobility Authority, Revenue Bonds,
Series B,
5.00%, 01/01/2046	3,000,000	3,870,022
Series B,
5.00%, 01/01/2045	2,500,000	3,158,074
Central Texas Turnpike System, Revenue Bonds,
Series A, AGM-CR,
5.00%, 08/15/2041	125,000	131,364
City of Arlington, General Obligation Limited,
4.00%, 08/15/2021	555,000	555,721
City of Arlington, Special Tax Revenue,
Series C, BAM,
5.00%, 02/15/2045	65,000	65,106
City of Bryan Rural Electric System Revenue, Revenue Bonds,
5.00%, 07/01/2025	30,000	35,196
City of Dallas, Revenue Bonds,
AGC,
5.25%, 08/15/2038	345,000	346,276
City of El Paso, General Obligation Limited,
Series A,
4.00%, 08/15/2047	1,730,000	2,066,777
Series B,
4.00%, 08/15/2047	2,050,000	2,449,070
City of Laredo International Toll Bridge System Revenue, Revenue Bonds,
AGM,
5.00%, 10/01/2022	90,000	95,008
City of Pearland, General Obligation Limited,
5.00%, 03/01/2023	25,000	26,895
City of Rowlett, Special Assessment,
3.13%, 09/15/2031 (B)	226,000	226,609
3.75%, 09/15/2031 (B)	215,000	216,534
City of Temple, Tax Allocation,
BAM,
4.00%, 08/01/2039 - 08/01/2041	835,000	982,008
Colorado River Municipal Water District, Revenue Bonds,
5.00%, 01/01/2023	760,000	811,337
County of Kaufman, General Obligation Limited,
Series A,
4.00%, 02/15/2045	250,000	295,591
Dallas County Flood Control District No. 1, General Obligation Unlimited,
5.00%, 04/01/2022 - 04/01/2024 (B)	3,765,000	3,898,037

Transamerica Funds	Page 24

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
Dallas-Fort Worth International Airport, Revenue Bonds,
Series C,
5.00%, 11/01/2034	$ 40,000	$ 44,096
Denton County Fresh Water Supply District No. 10, General Obligation Unlimited,
AGM,
2.75%, 09/01/2030	80,000	83,350
El Paso County Hospital District, General Obligation Limited,
5.00%, 08/15/2026	150,000	163,378
Fort Bend County Levee Improvement District No. 15, General Obligation Unlimited,
BAM,
4.00%, 09/01/2029 - 09/01/2032	380,000	408,128
Grand Parkway Transportation Corp., Revenue Bonds,
Series B,
5.00%, 04/01/2053	25,000	27,644
Grant Road Public Utility District, General Obligation Unlimited,
AGC,
3.50%, 10/01/2023	750,000	751,945
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds,
4.00%, 10/01/2047	1,000,000	1,205,563
Harris County Municipal Utility District No. 399, General Obligation Unlimited,
AGM,
4.00%, 09/01/2033	270,000	293,810
Harris County Municipal Utility District No. 412, General Obligation Unlimited,
AGM,
3.00%, 09/01/2021	100,000	100,207
Harris County Toll Road Authority, Revenue Bonds,
5.00%, 08/15/2021	1,390,000	1,392,301
Harris County-Houston Sports Authority, Revenue Bonds,
NATL,
Zero Coupon, 11/15/2024	400,000	379,448
Series A, AGM,
5.00%, 11/15/2027	1,135,000	1,289,148
Houston Higher Education Finance Corp., Revenue Bonds,
5.00%, 08/15/2024	340,000	385,431
Love Field Airport Modernization Corp., Revenue Bonds,
5.25%, 11/01/2040	570,000	581,979
Montgomery County Municipal Utility District No. 113, General Obligation Unlimited,
AGM,
3.00%, 09/01/2033	150,000	155,526
Montgomery County Municipal Utility District No. 119, General Obligation Unlimited,
BAM,
4.00%, 04/01/2024	275,000	299,701
Nacogdoches County Hospital District, Revenue Bonds,
AGM,
4.00%, 05/15/2037	400,000	406,322
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds,
3.00%, 01/01/2024	120,000	120,721
5.00%, 01/01/2022 - 01/01/2028	3,835,000	4,138,898

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Texas (continued)
North Central Texas Health Facility Development Corp., Revenue Bonds,
5.00%, 08/15/2022	$ 90,000	$ 94,546
North East Independent School District, General Obligation Unlimited,
Series B,
Fixed until 08/01/2021, 1.42% (A), 08/01/2040	5,385,000	5,385,000
North Texas Tollway Authority, Revenue Bonds,
Series I, AGC,
6.20% (E), 01/01/2042	715,000	859,679
Northwoods Road District No. 1, General Obligation Unlimited,
BAM,
4.00%, 08/15/2024 - 08/15/2027	405,000	464,110
Old Spanish Trail-Alemda Corridors Redevelopment Authority, Tax Allocation,
BAM,
4.00%, 09/01/2036 - 09/01/2037	2,450,000	2,866,026
Pottsboro Higher Education Finance Corp., Revenue Bonds,
Series A,
3.88%, 08/15/2026	410,000	439,711
Southwest Houston Redevelopment Authority, Tax Allocation,
Series B, AGM,
5.00%, 09/01/2034	2,000,000	2,407,767
State of Texas, Revenue Bonds,
4.00%, 08/26/2021	2,890,000	2,897,644
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds,
Series C-1,
0.02% (A), 07/01/2047	2,200,000	2,200,000
Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds,
5.00%, 12/15/2029 - 12/15/2032	7,615,000	10,388,452
Texas Public Finance Authority, Revenue Bonds,
BAM,
4.00%, 05/01/2029	150,000	170,296
Travis County Municipal Utility District No. 4, General Obligation Unlimited,
AGM,
4.00%, 09/01/2035	450,000	465,823
Trophy Club Public Improvement District No. 1, Special Assessment,
AGM,
3.00%, 06/01/2024	98,000	103,973
Viridian Municipal Management District, General Obligation Unlimited,
BAM,
4.00%, 12/01/2026	610,000	680,336
6.00%, 12/01/2024 - 12/01/2031	1,285,000	1,516,848
Washington County Junior College District, Revenue Bonds,
BAM,
5.00%, 10/01/2024	485,000	555,592
Wichita Falls Economic Development Corp., Revenue Bonds,
AGM,
4.00%, 09/01/2046 - 09/01/2050	5,005,000	5,846,603

		72,036,284

Transamerica Funds	Page 25

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
U.S. Virgin Islands - 0.0% (F)
Virgin Islands Public Finance Authority, Revenue Bonds,
Series A, AGM-CR,
5.00%, 10/01/2032 (D)	$ 200,000	$ 208,736

Utah - 0.2%
City of Herriman Water Revenue, Revenue Bonds,
AGM,
4.00%, 01/01/2038	500,000	613,611
Jordan Valley Water Conservancy District, Revenue Bonds,
Series A,
5.00%, 10/01/2034 - 10/01/2035	970,000	977,670
Utah Charter School Finance Authority, Revenue Bonds,
4.00%, 10/15/2021 - 10/15/2026	1,290,000	1,399,874
4.25%, 04/15/2034	120,000	127,139
Series A,
5.00%, 10/15/2024 - 10/15/2025	1,035,000	1,177,975

		4,296,269

Vermont - 0.3%
City of Burlington, General Obligation Unlimited,
Series A,
5.00%, 11/01/2034 - 11/01/2035	290,000	369,660
Series A, AGM,
5.00%, 11/01/2032	540,000	573,109
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds,
Series A,
5.00%, 12/01/2026 - 12/01/2027	1,175,000	1,416,988
Vermont Housing Finance Agency, Revenue Bonds,
Series A, GNMA, FNMA, FHLMC,
3.13%, 11/01/2042	855,000	921,762
Series D, GNMA, FNMA, FHLMC,
2.60%, 11/01/2026	35,000	36,918
2.90%, 05/01/2029	190,000	200,357
Vermont Municipal Bond Bank, Revenue Bonds,
Series A,
4.00%, 10/01/2040	500,000	595,687
Vermont Public Power Supply Authority, Revenue Bonds,
Series A,
5.00%, 07/01/2022 - 07/01/2027	3,105,000	3,586,306

		7,700,787

Virginia - 0.8%
Chesapeake Bay Bridge & Tunnel District, Revenue Bonds,
AGM,
5.00%, 07/01/2041	5,000,000	5,954,029
City of Norfolk, General Obligation Unlimited,
0.02% (A), 08/01/2037	5,450,000	5,450,000
Henrico County Economic Development Authority, Revenue Bonds,
Series C,
3.50%, 12/01/2027	445,000	509,226
Loudoun County Economic Development Authority, Revenue Bonds,
Zero Coupon, 07/01/2049	8,620,000	3,825,213

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Virginia (continued)
Loudoun County Economic Development Authority, Revenue Bonds, (continued)
Series B,
0.02% (A), 10/01/2039	$ 825,000	$ 825,000
Series D,
0.02% (A), 02/15/2038	2,030,000	2,030,000
Virginia Housing Development Authority, Revenue Bonds,
Series E,
2.45%, 12/01/2027	405,000	436,372
2.60%, 12/01/2028	800,000	861,041
Virginia Small Business Financing Authority, Revenue Bonds,
4.00%, 11/01/2036	1,900,000	2,285,809

		22,176,690

Washington - 1.2%
Central Puget Sound Regional Transit Authority, Revenue Bonds,
NATL,
4.75%, 02/01/2028	50,000	55,729
Port of Vancouver, Revenue Bonds,
Series B, AGM,
5.00%, 12/01/2048	930,000	1,150,028
Washington Health Care Facilities Authority, Revenue Bonds,
4.00%, 09/01/2050	10,900,000	12,902,913
Series A,
4.00%, 08/15/2046	100,000	103,203
Series B,
5.00%, 10/01/2026	85,000	104,342
Series C,
5.00%, 10/01/2044	5,000,000	5,693,801
Washington State Convention Center Public Facilities District, Revenue Bonds,
4.00%, 07/01/2031	4,250,000	5,071,263
Washington State Housing Finance Commission, Revenue Bonds,
3.70%, 07/01/2023 (B)	100,000	102,494
5.00%, 07/01/2033 (B)	375,000	412,669
Series 2N, GNMA, FNMA, FHLMC,
2.20%, 12/01/2025	90,000	95,566
2.35%, 06/01/2026	175,000	188,001
Series 3N, GNMA, FNMA, FHLMC,
2.25%, 06/01/2024	780,000	817,486
2.30%, 12/01/2024	405,000	427,903
2.40%, 06/01/2025	810,000	862,476
2.45%, 12/01/2025	385,000	413,071
2.65%, 12/01/2026	620,000	676,540
2.70%, 06/01/2027	785,000	862,791
2.75%, 12/01/2027	805,000	884,304
2.80%, 06/01/2028	860,000	944,163
2.85%, 12/01/2028	640,000	702,270
Series 3N-R, GNMA, FNMA, FHLMC,
2.05%, 12/01/2022	645,000	659,838

		33,130,851

West Virginia - 0.2%
City of Buckhannon, Revenue Bonds,
Series C,
4.25%, 08/01/2022 - 08/01/2023	1,090,000	1,091,450
City of Wheeling Waterworks & Sewerage System Revenue, Revenue Bonds,
Series A, BAM,
4.00%, 06/01/2041 (C)	1,000,000	1,210,129

Transamerica Funds	Page 26

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
West Virginia (continued)
West Virginia Economic Development Authority, Revenue Bonds,
Fixed until 06/01/2022, 2.63% (A), 12/01/2042	$ 875,000	$ 892,126
West Virginia Housing Development Fund, Revenue Bonds,
Series B,
3.70%, 11/01/2032	1,000,000	1,094,956

		4,288,661

Wisconsin - 0.5%
Milwaukee Housing Authority, Revenue Bonds,
Series A,
3.38%, 07/01/2029	200,000	215,725
Public Finance Authority, Revenue Bonds,
3.00%, 04/01/2025 (B)	335,000	348,496
4.00%, 09/01/2029 (B)	850,000	974,429
Series A,
4.00%, 01/01/2045	1,500,000	1,741,615
5.00%, 06/01/2027 - 07/01/2038	725,000	843,916
Series A, AGM,
4.00%, 07/01/2038 - 07/01/2055	2,530,000	2,883,465
5.00%, 07/01/2036 - 07/01/2054	1,195,000	1,463,059
Wisconsin Health & Educational Facilities Authority, Revenue Bonds,
3.50%, 08/01/2022	545,000	547,924
5.00%, 08/15/2022 - 08/01/2039	3,325,000	3,741,123
Series A,
5.25%, 10/15/2039	15,000	15,155
Wisconsin Housing & Economic Development Authority, Revenue Bonds,
Series A,
0.02% (A), 05/01/2042	800,000	800,000

		13,574,907

Wyoming - 0.5%
Carbon County Specific Purpose Tax Joint Powers Board, Revenue Bonds,
Series A,
4.00%, 06/15/2026 - 06/15/2035	8,385,000	9,290,764
Wyoming Community Development Authority, Revenue Bonds,
Series 1,
2.30%, 12/01/2031	305,000	322,383
Series 2,
2.95%, 06/01/2033	3,685,000	3,862,480

		13,475,627

Total Municipal Government Obligations (Cost $2,448,057,871)		2,577,467,453

U.S. GOVERNMENT OBLIGATION - 1.8%
U.S. Treasury - 1.8%
U.S. Treasury Note
0.88%, 11/15/2030	50,000,000	48,523,438

Total U.S. Government Obligation (Cost $49,008,160)		48,523,438

Principal	Value
REPURCHASE AGREEMENT - 1.8%

Fixed Income Clearing Corp., 0.00% (J), dated 07/30/2021, to be repurchased at $48,525,532 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $49,496,100.

$ 48,525,532	$ 48,525,532

Total Repurchase Agreement (Cost $48,525,532)	48,525,532

Total Investments (Cost $2,545,591,563)	2,674,516,423
Net Other Assets (Liabilities) - (0.1)%	(1,999,165)

Net Assets - 100.0%	$ 2,672,517,258

Transamerica Funds	Page 27

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (K)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Municipal Government Obligations	$—	$2,577,467,453	$—	$2,577,467,453
U.S. Government Obligation	—	48,523,438	—	48,523,438
Repurchase Agreement	—	48,525,532	—	48,525,532

Total Investments	$—	$2,674,516,423	$—	$2,674,516,423

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $30,950,295, representing 1.2% of the Fund’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Restricted securities. At July 31, 2021, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Municipal Government Obligations	BluePath Trust Revenue Bonds 2.75%, 09/01/2026	06/27/2016	$3,708,837	$3,789,158	0.2%
Municipal Government Obligations	Bradburn Metropolitan District No. 2 General Obligation Limited Series A 4.00%, 12/01/2028	03/08/2018	393,232	427,498	0.0	(F)
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series A 3.50%, 09/01/2022	09/18/2017	79,968	81,101	0.0	(F)
Municipal Government Obligations	New Jersey Economic Development Authority Revenue Bonds Series B 4.25%, 09/01/2022	09/18/2017	94,834	95,299	0.0	(F)
Municipal Government Obligations	Virgin Islands Public Finance Authority Revenue Bonds Series A, AGM-CR 5.00%, 10/01/2032	07/14/2020 - 02/09/2021	212,946	208,736	0.0	(F)

Total			$4,489,817	$4,601,792	0.2%

(E)	Step bonds. Coupon rates change in increments to maturity. The rates disclosed are as of July 31, 2021; the maturity dates disclosed are the ultimate maturity dates.
(F)	Percentage rounds to less than 0.1% or (0.1)%.
(G)	Security in default; partial receipt of interest payments and/or dividends declared at last payment date. At July 31, 2021, the value of this security is $3,033,600, representing 0.1% of the Fund’s net assets.
(H)	Non-income producing security.
(I)	Security in default; no interest payments received and/or dividends declared during the last 12 months. At July 31, 2021, the value of this security is $401,250, representing less than 0.1% of the Fund’s net assets.
(J)	Rate disclosed reflects the yield at July 31, 2021.
(K)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 28

Transamerica Intermediate Muni

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

MUNICIPAL INSURER ABBREVIATIONS:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	AMBAC Financial Group, Inc.
BAM	Build America Mutual Assurance Co.
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.

PORTFOLIO ABBREVIATIONS:

CR	Custodial Receipts
IBC	Insured Bond Certificate
ICC	Insured Custody Certificate
TCRS	Temporary Custodian Receipts

Transamerica Funds	Page 29

Transamerica Intermediate Muni

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Transamerica Funds	Page 30